                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-7992
--------------------------------------------------------------------------------
                               MFS SERIES TRUST XI
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------
                   Date of fiscal year end: September 30, 2003
--------------------------------------------------------------------------------
                  Date of reporting period: September 30, 2003
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds
ANNUAL REPORT 9/30/03


MFS(R) Union Standard
Equity Fund

A path for pursuing opportunity


                                                    [MFS Logo](R)
                                                 INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms
o share balances and transactional history with us, our affiliates, or others
o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

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NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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

MFS(R) UNION STANDARD EQUITY FUND

The fund seeks to provide long-term growth of capital.

TABLE OF CONTENTS

----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              15
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     23
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      29
----------------------------------------------------
TRUSTEES AND OFFICERS                             30
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       32
----------------------------------------------------
FEDERAL TAX INFORMATION                           33
----------------------------------------------------
CONTACT INFORMATION                               34
----------------------------------------------------
ASSET ALLOCATION                                  35

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    October 21, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

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MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes
o time-tested money management process for pursuing consistent results
o full spectrum of investment products backed by MFS Original Research(R)
o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans
o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products
o analyzing financial statements and balance sheets
o talking extensively with companies' customers and competitors
o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The start of the period was marked by a continuation of a three-year-long bear market that plagued investors around the world. Over the last several months of the period, however, domestic and international stock markets began to rebound and post strong gains. Investors seemed encouraged by improving corporate fundamentals, better earnings reports, and a belief that the global economy was staged for recovery.

DETRACTORS FROM PERFORMANCE

The primary detractors from performance were the fund's holdings in the industrial goods & services and technology sectors.

Among industrial goods & services stocks, aerospace companies such as Lockheed Martin contributed the most to the underperformance of the portfolio. The aerospace industry suffered from uncertainty early in 2003 as investor psychology was heavily influenced by the run-up to the war in Iraq and most of the volatility in this industry occurred in that period. Since then, aerospace stocks have shown stronger performance and we continue to believe that some companies in this sector may offer reasonable valuations for long-term investors.

In the technology sector, the portfolio posted strong real returns, but an underweight position compared with the fund's benchmark (Standard and Poor's 500 Stock Index) led to relative underperformance. We historically have an underweight position in technology because of the portfolio's focus on the stocks of unionized companies. The portfolio also has tended to avoid stocks that we feel are overly expensive, and the market rebound over the latter half of the period created an environment of overvaluation for many technology stocks.

CONTRIBUTORS TO PERFORMANCE

Energy, basic materials, and miscellaneous stocks were the biggest contributors to the positive performance of the portfolio.

In the energy sector, the portfolio benefited most from its positions in Baker Hughes, an oil and natural gas drilling company, and global oil producer ChevronTexaco. Despite high oil and gas commodity prices, these stocks had been depressed early in the period as the situation in Iraq unfolded, but they have recovered over the period. By the end of the period Baker Hughes had been sold out of the portfolio.

Among basic materials stocks, Alcoa and 3M were the main contributors to performance. Alcoa, one of the world's top aluminum companies, became attractive to investors as they began to anticipate improvements in the global economy and wanted to be invested in leading commodity firms most likely to benefit. This led to a steady rise in Alcoa stock. Diversified products firm 3M, meanwhile, benefitted from increased sales volume and from the decline in the U.S. dollar. Among miscellaneous stocks, software- consulting firm Accenture performed well as companies accelerated the outsourcing of information technology operations.

/s/ Lisa B. Nurme                       /s/ James M. Perkins

    Lisa B. Nurme                           James M. Perkins
    Portfolio Manager                       Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/03
-------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be less than the line shown, based on differences in sales charges and Rule 12b-1 fees paid by shareholders investing in different classes. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, January 14, 1994, through September 30, 2003. Index information is from January 2, 1994.)

                            MFS Union
                            Standard         Standard &
                          Equity Fund -      Poor's 500
                            Class I         Stock Index

              1/94          $10,000           $10,000
              9/95           11,973            13,144
              9/97           19,192            22,208
              9/99           23,133            30,950
              9/01           16,689            25,732
              9/03           16,074            25,453

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                         Class
   Share class       inception date      1-yr      3-yr       5-yr      Life*

------------------------------------------------------------------------------
        A              8/07/1997        17.66%     -9.43%     -6.27%     4.76%
------------------------------------------------------------------------------
        B              8/11/1997        16.92%    -10.02%     -6.88%     4.36%
------------------------------------------------------------------------------
        C              8/11/1997        16.98%    -10.01%     -6.87%     4.37%
------------------------------------------------------------------------------
        I              1/14/1994        18.22%     -9.11%     -5.94%     5.01%
------------------------------------------------------------------------------

Comparative Benchmarks

----------------------
Average annual
----------------------

------------------------------------------------------------------------------
Average large-cap core fund+            20.86%    -12.31%     -0.01%     7.78%
------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index#      24.38%    -10.13%      1.00%    10.06%
------------------------------------------------------------------------------


----------------------
Average annual
with sales charge
----------------------

   Share class                          1-yr      3-yr       5-yr      Life*
------------------------------------------------------------------------------
        A                               10.89%    -11.20%     -7.38%     4.12%
------------------------------------------------------------------------------
        B                               12.92%    -10.93%     -7.18%     4.36%
------------------------------------------------------------------------------
        C                               15.98%    -10.01%     -6.87%     4.37%
------------------------------------------------------------------------------

I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

----------------------
Cumulative without
sales charge
----------------------

------------------------------------------------------------------------------
        A                               17.66%    -25.70%    -27.66%    57.02%
------------------------------------------------------------------------------
        B                               16.92%    -27.15%    -30.00%    51.35%
------------------------------------------------------------------------------
        C                               16.98%    -27.12%    -29.94%    51.53%
------------------------------------------------------------------------------
        I                               18.22%    -24.92%    -26.37%    60.74%
------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, January 14, 1994, through September 30, 2003. Index information is from January 2, 1994.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

STANDARD & POOR'S 500 STOCK INDEX - a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for share classes offered after Class I shares includes the performance of the fund's Class I shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). The use of blended performance generally results in higher performance than these share classes would have experienced had they been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

By concentrating primarily on labor sensitive companies, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting those companies than is a portfolio that invests more broadly.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS - 9/30/03
------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 96.3%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES              $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 95.1%
-----------------------------------------------------------------------------------------------------
Aerospace - 4.6%
-----------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc.*                                                 4,700             $225,835
-----------------------------------------------------------------------------------------------------
Boeing Co.                                                                10,200              350,166
-----------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                     5,100              398,106
-----------------------------------------------------------------------------------------------------
L-3 Communications Holding, Inc.*                                          6,240              269,880
-----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                      8,350              385,353
-----------------------------------------------------------------------------------------------------
                                                                                           $1,629,340
-----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.4%
-----------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                  9,660             $476,624
-----------------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.0%
-----------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                       10,380             $353,439
-----------------------------------------------------------------------------------------------------

Automotive - 2.2%
-----------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.*                              9,010             $266,516
-----------------------------------------------------------------------------------------------------
Lear Corp.*                                                                5,630              296,363
-----------------------------------------------------------------------------------------------------
SPX Corp.*                                                                 4,790              216,891
-----------------------------------------------------------------------------------------------------
                                                                                             $779,770
-----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 11.4%
-----------------------------------------------------------------------------------------------------
Bank of America Corp.                                                     10,030             $782,741
-----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                           16,830              765,933
-----------------------------------------------------------------------------------------------------
Fannie Mae                                                                 8,370              587,574
-----------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                               15,320              461,898
-----------------------------------------------------------------------------------------------------
Freddie Mac                                                                2,100              109,935
-----------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                                  10,000              343,300
-----------------------------------------------------------------------------------------------------
Wachovia Corp.                                                            12,100              498,399
-----------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                   11,650              458,661
-----------------------------------------------------------------------------------------------------
                                                                                           $4,008,441
-----------------------------------------------------------------------------------------------------
Biotechnology - 1.1%
-----------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                             8,300             $383,875
-----------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 2.5%
-----------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                                    21,270             $321,390
-----------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                       18,453              569,828
-----------------------------------------------------------------------------------------------------
                                                                                             $891,218
-----------------------------------------------------------------------------------------------------

Brokerage & Asset Managers - 2.5%
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                  3,770             $316,303
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                  8,410              450,187
-----------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                           2,100              105,966
-----------------------------------------------------------------------------------------------------
                                                                                             $872,456
-----------------------------------------------------------------------------------------------------
Business Services - 1.1%
-----------------------------------------------------------------------------------------------------
First Data Corp.                                                           6,860             $274,126
-----------------------------------------------------------------------------------------------------
VeriSign, Inc.*                                                            8,900              119,883
-----------------------------------------------------------------------------------------------------
                                                                                             $394,009
-----------------------------------------------------------------------------------------------------
Chemicals - 2.2%
-----------------------------------------------------------------------------------------------------
3M Co.                                                                     6,540             $451,718
-----------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                           9,500              309,130
-----------------------------------------------------------------------------------------------------
                                                                                             $760,848
-----------------------------------------------------------------------------------------------------
Computer Software - 4.6%
-----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           39,220           $1,089,924
-----------------------------------------------------------------------------------------------------
Oracle Corp.*                                                             45,510              510,622
-----------------------------------------------------------------------------------------------------
                                                                                           $1,600,546
-----------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.3%
-----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                      5,040             $445,183
-----------------------------------------------------------------------------------------------------

Consumer Goods & Services - 3.3%
-----------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                       7,340             $376,689
-----------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                       8,380              777,831
-----------------------------------------------------------------------------------------------------
                                                                                           $1,154,520
-----------------------------------------------------------------------------------------------------
Containers - 1.2%
-----------------------------------------------------------------------------------------------------
Owens Illinois, Inc.*                                                     21,640             $247,129
-----------------------------------------------------------------------------------------------------
Sealed Air Corp.*                                                          4,000              188,920
-----------------------------------------------------------------------------------------------------
                                                                                             $436,049
-----------------------------------------------------------------------------------------------------
Electrical Equipment - 3.9%
-----------------------------------------------------------------------------------------------------
General Electric Co.                                                      45,270           $1,349,499
-----------------------------------------------------------------------------------------------------

Electronics - 4.1%
-----------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                                      7,200             $273,744
-----------------------------------------------------------------------------------------------------
Intel Corp.                                                               26,700              734,517
-----------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                         28,200              431,742
-----------------------------------------------------------------------------------------------------
                                                                                           $1,440,003
-----------------------------------------------------------------------------------------------------

Energy - Independent - 2.5%
-----------------------------------------------------------------------------------------------------
Ashland, Inc.                                                              7,180             $235,863
-----------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                        14,510              413,535
-----------------------------------------------------------------------------------------------------
Premcor, Inc.*                                                             9,800              227,066
-----------------------------------------------------------------------------------------------------
                                                                                             $876,464
-----------------------------------------------------------------------------------------------------
Energy - Integrated - 4.6%
-----------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                        3,700             $264,365
-----------------------------------------------------------------------------------------------------
ConocoPhillips                                                             2,000              109,500
-----------------------------------------------------------------------------------------------------
ExxonMobil Corp.                                                          33,632            1,230,931
-----------------------------------------------------------------------------------------------------
                                                                                           $1,604,796
-----------------------------------------------------------------------------------------------------
Entertainment - 1.6%
-----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                         14,247             $545,660
-----------------------------------------------------------------------------------------------------

Food & Drug Stores - 2.9%
-----------------------------------------------------------------------------------------------------
CVS Corp.                                                                 13,140             $408,129
-----------------------------------------------------------------------------------------------------
Kroger Co.*                                                               18,130              323,983
-----------------------------------------------------------------------------------------------------
Walgreen Co.                                                               8,910              273,002
-----------------------------------------------------------------------------------------------------
                                                                                           $1,005,114
-----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 2.2%
-----------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                               11,680             $222,621
-----------------------------------------------------------------------------------------------------
Dean Foods Co.*                                                            7,950              246,688
-----------------------------------------------------------------------------------------------------
Kellogg Co.                                                                2,450               81,708
-----------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                            12,500              229,500
-----------------------------------------------------------------------------------------------------
                                                                                             $780,517
-----------------------------------------------------------------------------------------------------
General Merchandise - 1.8%
-----------------------------------------------------------------------------------------------------
Costco Wholesale Corp.*                                                    9,700             $301,476
-----------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                          7,600              318,440
-----------------------------------------------------------------------------------------------------
                                                                                             $619,916
-----------------------------------------------------------------------------------------------------
Insurance - 3.6%
-----------------------------------------------------------------------------------------------------
Loews Corp.                                                                7,690             $310,446
-----------------------------------------------------------------------------------------------------
MetLife, Inc.                                                             14,300              401,115
-----------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                        9,400              348,082
-----------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                       12,630              186,545
-----------------------------------------------------------------------------------------------------
                                                                                           $1,246,188
-----------------------------------------------------------------------------------------------------
Internet - 1.2%
-----------------------------------------------------------------------------------------------------
Ebay, Inc.*                                                                7,800             $417,378
-----------------------------------------------------------------------------------------------------

Machinery & Tools - 0.3%
-----------------------------------------------------------------------------------------------------
Deere & Co.                                                                1,900             $101,289
-----------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.1%
-----------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.*                                              1,554              $40,295
-----------------------------------------------------------------------------------------------------

Medical Equipment - 1.7%
-----------------------------------------------------------------------------------------------------
Apogent Technologies, Inc.*                                               12,600             $262,836
-----------------------------------------------------------------------------------------------------
Waters Corp.*                                                              2,800               76,804
-----------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                     4,800              264,480
-----------------------------------------------------------------------------------------------------
                                                                                             $604,120
-----------------------------------------------------------------------------------------------------
Metals & Mining - 1.3%
-----------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                               17,130             $448,121
-----------------------------------------------------------------------------------------------------

Pharmaceuticals - 8.4%
-----------------------------------------------------------------------------------------------------
Barr Laboratories, Inc.*                                                   4,000             $272,840
-----------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                            5,330              316,602
-----------------------------------------------------------------------------------------------------
Eon Labs, Inc.*                                                            2,500               95,875
-----------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                     15,210              753,199
-----------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                         12,890              652,492
-----------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                              16,762              509,230
-----------------------------------------------------------------------------------------------------
Wyeth                                                                      7,160              330,076
-----------------------------------------------------------------------------------------------------
                                                                                           $2,930,314
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.9%
-----------------------------------------------------------------------------------------------------
Tribune Co.                                                                7,230             $331,857
-----------------------------------------------------------------------------------------------------

Railroad & Shipping - 2.7%
-----------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Railway Co.                                  12,880             $371,846
-----------------------------------------------------------------------------------------------------
CSX Corp.                                                                 11,030              322,627
-----------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                    14,320              264,920
-----------------------------------------------------------------------------------------------------
                                                                                             $959,393
-----------------------------------------------------------------------------------------------------
Restaurants - 0.9%
-----------------------------------------------------------------------------------------------------
Yum! Brands, Inc.*                                                       10,630             $314,861
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 1.2%
-----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                      20,760             $405,650
-----------------------------------------------------------------------------------------------------

Telephone Services - 4.0%
-----------------------------------------------------------------------------------------------------
BellSouth Corp.                                                           19,900             $471,232
-----------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                  15,950              354,887
-----------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                              18,240              591,706
-----------------------------------------------------------------------------------------------------
                                                                                           $1,417,825
-----------------------------------------------------------------------------------------------------
Tobacco - 2.0%
-----------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                        15,680             $686,784
-----------------------------------------------------------------------------------------------------

Utilities - Electric Power - 2.8%
-----------------------------------------------------------------------------------------------------
Edison International*                                                     10,200             $194,820
-----------------------------------------------------------------------------------------------------
PPL Corp.                                                                  8,720              357,084
-----------------------------------------------------------------------------------------------------
TXU Corp.                                                                 18,000              424,080
-----------------------------------------------------------------------------------------------------
                                                                                             $975,984
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                         $33,288,346
-----------------------------------------------------------------------------------------------------

Foreign Stocks - 1.2%
-----------------------------------------------------------------------------------------------------
Bermuda - 1.2%
-----------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                                  14,370             $321,026
-----------------------------------------------------------------------------------------------------
Cooper Industries, Ltd., "A" (Electrical Equipment)                        2,020               97,020
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                         $418,046
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $30,432,299)                                               $33,706,392
-----------------------------------------------------------------------------------------------------

Repurchase Agreement - 3.5%
-----------------------------------------------------------------------------------------------------
                                                              PRINCIPAL AMOUNT
ISSUER                                                         (000 Omitted)                  $ VALUE
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., dated 09/30/03, due 10/01/03,
total to be received $1,225,036 (secured by U.S. Treasury
and Federal Agency obligations in a jointly traded
account), at Cost                                                         $1,225           $1,225,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $31,657,299)                                          $34,931,392
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.2%                                                          59,598
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $34,990,990
-----------------------------------------------------------------------------------------------------

* Non-income producing security.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 9/30/03

ASSETS
Investments, at value (identified cost, $31,657,299)               $34,931,392
-----------------------------------------------------------------------------------------------------
Cash                                                                       874
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                         16,954
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                       51,256
-----------------------------------------------------------------------------------------------------
Other assets                                                               507
-----------------------------------------------------------------------------------------------------
Total assets                                                                              $35,000,983
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for fund shares reacquired                                      $8,924
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                           641
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                        293
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                             135
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                              $9,993
-----------------------------------------------------------------------------------------------------
Net assets                                                                                $34,990,990
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                    $47,088,987
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                               3,274,093
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                       (15,642,103)
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                        270,013
-----------------------------------------------------------------------------------------------------
Total                                                                                     $34,990,990
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   3,672,178
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                        $6,633,780
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   698,909
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $9.49
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$9.49)                                                   $10.07
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares

  Net assets                                                        $2,082,451
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   223,194
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.33
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                          $465,986
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    50,089
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.30
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                       $25,808,773
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 2,699,986
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $9.56
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 9/30/03

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                           $618,990
-----------------------------------------------------------------------------------------------------
  Interest                                                              15,305
-----------------------------------------------------------------------------------------------------
Total investment income                                                                      $634,295
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                      $224,299
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 1,543
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                       36,171
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                21,827
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                21,866
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                 5,462
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     3,164
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                         18,156
-----------------------------------------------------------------------------------------------------
  Printing                                                              25,337
-----------------------------------------------------------------------------------------------------
  Postage                                                                2,631
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         33,296
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             1,410
-----------------------------------------------------------------------------------------------------
  Registration fees                                                     52,517
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         24,621
-----------------------------------------------------------------------------------------------------
Total expenses                                                                               $472,300
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (555)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (107,511)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                 $364,234
-----------------------------------------------------------------------------------------------------
Net investment income                                                                        $270,061
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis) on investment
transactions                                                       $(4,343,307)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation on investments                     9,796,514
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                            $5,453,207
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                     $5,723,268
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 9/30                                                  2003                   2002
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                                 $270,061               $251,493
-----------------------------------------------------------------------------------------------------
Net realized loss on investments                                    (4,343,307)            (4,875,461)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                            9,796,514             (3,708,373)
--------------------------------------------------------------     -----------            -----------
Increase (decrease) in net assets from operations                   $5,723,268            $(8,332,341)
--------------------------------------------------------------     -----------            -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

-----------------------------------------------------------------------------------------------------
  Class A                                                             $(19,271)              $(22,129)
-----------------------------------------------------------------------------------------------------
  Class I                                                             (232,132)              (229,916)
--------------------------------------------------------------     -----------            -----------

Total distributions declared to shareholders                         $(251,403)             $(252,045)
--------------------------------------------------------------     -----------            -----------
Net decrease in net assets from fund share
transactions                                                       $(7,241,503)           $(6,555,252)
--------------------------------------------------------------     -----------            -----------
Total decrease in net assets                                       $(1,769,638)           $(15,139,638)
--------------------------------------------------------------     -----------            -----------

NET ASSETS

At beginning of period                                             $36,760,628            $51,900,266
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $270,013 and $251,355, respectively)          $34,990,990            $36,760,628
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 9/30

CLASS A                                          2003             2002             2001             2000             1999
Net asset value, beginning of period            $8.09            $9.98           $12.91           $16.33           $16.85
-------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                      $0.05            $0.03            $0.02            $0.07            $0.10
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                          1.38            (1.90)           (2.88)           (1.12)            0.88
------------------------------------------     ------           ------           ------           ------           ------
Total from investment operations                $1.43           $(1.87)          $(2.86)          $(1.05)           $0.98
------------------------------------------     ------           ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                   $(0.03)          $(0.02)          $(0.07)          $(0.09)          $(0.12)
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                --               --               --            (2.26)           (1.38)
--------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                     --               --               --            (0.02)              --
------------------------------------------     ------           ------           ------           ------           ------
Total distributions declared to
shareholders                                   $(0.03)          $(0.02)          $(0.07)          $(2.37)          $(1.50)
------------------------------------------     ------           ------           ------           ------           ------
Net asset value, end of period                  $9.49            $8.09            $9.98           $12.91           $16.33
------------------------------------------     ------           ------           ------           ------           ------
Total return (%)(++)                            17.66*          (18.76)          (22.27)           (7.77)            5.56
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                       1.26             1.20             1.22             1.22             1.21
--------------------------------------------------------------------------------------------------------------------------
Net investment income                            0.57             0.30             0.18             0.48             0.56
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 59               48               69               86               58
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                       $6,634           $5,872           $9,493          $10,066          $13,361
--------------------------------------------------------------------------------------------------------------------------
(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.30% of average daily net assets. Prior to February 1, 2003 the fund paid the investment adviser a reimbursement fee not greater than 0.20% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                    $0.02            $0.01           $(0.01)           $0.05            $0.08
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                       1.57             1.44             1.47             1.36             1.30
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                     0.26             0.06            (0.07)            0.34             0.47
--------------------------------------------------------------------------------------------------------------------------
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
(++) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
   * The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the year ended September 30, 2003 would have been 16.93%.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 9/30

CLASS B                                          2003             2002             2001             2000             1999
Net asset value, beginning of period            $7.98            $9.89           $12.82           $16.23           $16.81
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                       $(0.01)          $(0.03)          $(0.05)          $(0.02)          $(0.02)
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                          1.36            (1.88)           (2.87)           (1.11)            0.88
------------------------------------------     ------           ------           ------           ------           ------
Total from investment operations                $1.35           $(1.91)          $(2.92)          $(1.13)           $0.86
------------------------------------------     ------           ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                      $--              $--           $(0.01)             $--           $(0.06)
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                --               --               --            (2.26)           (1.38)
--------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                     --               --               --            (0.02)              --
------------------------------------------     ------           ------           ------           ------           ------
Total distributions declared to
shareholders                                      $--              $--           $(0.01)          $(2.28)          $(1.44)
------------------------------------------     ------           ------           ------           ------           ------
Net asset value, end of period                  $9.33            $7.98            $9.89           $12.82           $16.23
------------------------------------------     ------           ------           ------           ------           ------
Total return (%)                                16.92*          (19.31)          (22.77)           (8.37)            4.86
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                       1.90             1.85             1.87             1.87             1.86
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                             (0.08)           (0.34)           (0.46)           (0.14)           (0.10)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 59               48               69               86               58
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                       $2,082           $2,534           $3,211           $2,356           $3,448
--------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.30% of average daily net assets. Prior to February 1, 2003 the fund paid the investment adviser a reimbursement fee not greater than 0.20% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                            $(0.03)          $(0.06)          $(0.08)          $(0.04)          $(0.04)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                                       2.21             2.09             2.12             2.01             1.95
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                             (0.39)           (0.58)           (0.71)           (0.28)           (0.19)
--------------------------------------------------------------------------------------------------------------------------
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 * The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the year ended September 30, 2003 would have been 16.18%.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 9/30

CLASS C                                          2003             2002             2001             2000             1999
Net asset value, beginning of period            $7.95            $9.85           $12.76           $16.21           $16.80
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                       $(0.01)          $(0.03)          $(0.05)          $(0.02)          $(0.02)
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                          1.36            (1.87)           (2.86)           (1.11)            0.88
------------------------------------------     ------           ------           ------           ------           ------
Total from investment operations                $1.35           $(1.90)          $(2.91)          $(1.13)           $0.86
------------------------------------------     ------           ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                      $--              $--              $--           $(0.04)          $(0.07)
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                --               --               --            (2.26)           (1.38)
--------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                     --               --               --            (0.02)              --
------------------------------------------     ------           ------           ------           ------           ------
Total distributions declared to
shareholders                                      $--              $--              $--           $(2.32)          $(1.45)
------------------------------------------     ------           ------           ------           ------           ------
Net asset value, end of period                  $9.30            $7.95            $9.85           $12.76           $16.21
------------------------------------------     ------           ------           ------           ------           ------
Total return (%)                                16.98*          (19.29)          (22.81)           (8.38)            4.92
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                       1.89             1.85             1.87             1.87             1.86
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                             (0.07)           (0.34)           (0.47)           (0.14)           (0.10)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 59               48               69               86               58
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                         $466             $697           $1,088             $957           $1,581
--------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.30% of average daily net assets. Prior to February 1, 2003 the fund paid the investment adviser a reimbursement fee not greater than 0.20% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                            $(0.03)          $(0.06)          $(0.08)          $(0.04)          $(0.04)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                                       2.20             2.09             2.12             2.01             1.95
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                             (0.38)           (0.58)           (0.72)           (0.28)           (0.19)
--------------------------------------------------------------------------------------------------------------------------
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 * The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the year ended September 30, 2003 would have been 16.24%.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 9/30

CLASS I                                          2003             2002             2001             2000             1999
Net asset value, beginning of period            $8.15           $10.06           $13.03           $16.47           $16.96
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                      $0.08            $0.07            $0.06            $0.12            $0.16
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                          1.40            (1.92)           (2.91)           (1.13)            0.88
------------------------------------------     ------           ------           ------           ------           ------
Total from investment operations                $1.48           $(1.85)          $(2.85)          $(1.01)           $1.04
------------------------------------------     ------           ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                   $(0.07)          $(0.06)          $(0.12)          $(0.15)          $(0.15)
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                --               --               --            (2.26)           (1.38)
--------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                     --               --               --            (0.02)              --
------------------------------------------     ------           ------           ------           ------           ------
Total distributions declared to
shareholders                                   $(0.07)          $(0.06)          $(0.12)          $(2.43)          $(1.53)
------------------------------------------     ------           ------           ------           ------           ------
Net asset value, end of period                  $9.56            $8.15           $10.06           $13.03           $16.47
------------------------------------------     ------           ------           ------           ------           ------
Total return (%)                                18.22*          (18.53)          (22.05)           (7.45)            5.97
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                       0.91             0.85             0.87             0.87             0.86
--------------------------------------------------------------------------------------------------------------------------
Net investment income                            0.92             0.65             0.52             0.84             0.90
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 59               48               69               86               58
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                      $25,809          $27,658          $38,108          $55,327          $85,880
--------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.30% of average daily net assets. Prior to
    February 1, 2003 the fund paid the investment adviser a reimbursement fee not greater than 0.20% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income                           $0.05            $0.04            $0.03            $0.10            $0.14
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                                       1.22             1.09             1.12             1.01             0.95
--------------------------------------------------------------------------------------------------------------------------
Net investment income                            0.61             0.41             0.27             0.70             0.81
--------------------------------------------------------------------------------------------------------------------------
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 * The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the year ended September 30, 2003 would have been 17.50%.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Union Standard Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At September 30, 2003, there were no securities on loan.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for capital losses.

The tax character of distributions declared for the years ended
September 30, 2003 and September 30, 2002 was as follows:

                                                  9/30/03               9/30/02
Distributions declared from:
-------------------------------------------------------------------------------
  Ordinary income                                $251,403              $252,045
-------------------------------------------------------------------------------

During the year ended September 30, 2003, there were no reclassifications due to differences between book and tax accounting.

As of September 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                            $270,013
      ------------------------------------------------------------------
      Capital loss carryforward                             (12,342,401)
      ------------------------------------------------------------------
      Post-October capital loss deferral                     (3,277,412)
      ------------------------------------------------------------------
      Unrealized appreciation                                 3,251,803
      ------------------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

      EXPIRATION DATE

      September 30, 2008                                      $(551,829)
      ------------------------------------------------------------------
      September 30, 2009                                             --
      ------------------------------------------------------------------
      September 30, 2010                                     (6,234,544)
      ------------------------------------------------------------------
      September 30, 2011                                     (5,556,028)
      ------------------------------------------------------------------
      Total                                                $(12,342,401)
      ------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets.

The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.30% of average daily net assets. Prior to February 1, 2003, the expense reimbursement fee was not greater than 0.20% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At September 30, 2003, aggregate unreimbursed expenses amounted to $78,071.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

      First $2 billion                                           0.0175%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0130%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0005%
      ------------------------------------------------------------------
      In excess of $7 billion                                    0.0000%
      ------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $1,448 for the year ended September 30, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                            CLASS A      CLASS B       CLASS C

Distribution Fee                              0.10%        0.75%         0.75%
------------------------------------------------------------------------------
Service Fee                                   0.25%        0.25%         0.25%
------------------------------------------------------------------------------
Total Distribution Plan                       0.35%        1.00%         1.00%
------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended September 30, 2003, amounted to:

                                            CLASS A      CLASS B       CLASS C

Service Fee Retained by MFD                  $1,738          $17            $1
------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended
September 30, 2003, were as follows:
                                            CLASS A      CLASS B       CLASS C

Total Distribution Plan                       0.35%        1.00%         1.00%
------------------------------------------------------------------------------

Certain Class A, Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares,
12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended September 30, 2003, were as follows:
                                            CLASS A      CLASS B       CLASS C

Contingent Deferred Sales Charges Imposed       $25       $4,351           $39
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $19,947,122 and $ 26,681,438, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                        $31,679,589
      ------------------------------------------------------------------
      Gross unrealized appreciation                          $5,516,517
      ------------------------------------------------------------------
      Gross unrealized depreciation                          (2,264,714)
      ------------------------------------------------------------------
      Net unrealized appreciation                            $3,251,803
      ------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 Year ended 9/30/03               Year ended 9/30/02
                                              SHARES           AMOUNT          SHARES           AMOUNT

CLASS A SHARES
Shares sold                                     313,026        $2,783,570        408,358        $4,086,049
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     2,153            18,692          1,463            15,665
-------------------------------------------------------------------------------------------------------------
Shares reacquired                              (342,322)       (3,023,243)      (635,329)       (6,063,060)
-------------------------------------------------------------------------------------------------------------
Net decrease                                    (27,143)        $(220,981)      (225,508)      $(1,961,346)
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                     124,083        $1,104,004        208,093        $1,977,566
-------------------------------------------------------------------------------------------------------------
Shares reacquired                              (218,658)       (1,780,263)      (215,044)       (2,203,017)
-------------------------------------------------------------------------------------------------------------
Net decrease                                    (94,575)        $(676,259)        (6,951)        $(225,451)
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                      14,261          $131,893         40,124          $369,565
-------------------------------------------------------------------------------------------------------------
Shares reacquired                               (51,855)         (412,125)       (62,915)         (603,368)
-------------------------------------------------------------------------------------------------------------
Net decrease                                    (37,594)        $(280,232)       (22,791)        $(233,803)
-------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                       4,761           $44,332            722            $7,395
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    26,621           232,131         21,309           229,916
-------------------------------------------------------------------------------------------------------------
Shares reacquired                              (722,966)       (6,340,494)      (416,825)       (4,371,963)
-------------------------------------------------------------------------------------------------------------
Net decrease                                   (691,584)      $(6,064,031)      (394,794)      $(4,134,652)
-------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the year ended September 30, 2003, was $148. The fund had no borrowings during the year.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust XI and Shareholders of
MFS Union Standard Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of MFS Union Standard Equity Fund (one of the series comprising MFS Series Trust XI) (the "Trust") as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MFS Union Standard Equity Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 6, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust XI, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS
JOHN W. BALLEN (born 09/12/59)                           ROBERT R. FLAHERTY (born 09/18/63)
Trustee and President                                    Assistant Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Vice
Executive Officer and Director                           President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  RICHARD M. HISEY (born 08/29/58)
Massachusetts Financial Services Company, Senior         Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
STEPHEN E. CAVAN (born 11/06/53)                         York, Senior Vice President (September 2000 to
Secretary and Clerk                                      July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Senior         Executive Vice President and Chief Financial
Vice President, General Counsel and Secretary            Officer (prior to September 2000); Lexington
                                                         Funds, Treasurer (prior to September 2000)
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Vice
Harriman & Co., Senior Vice President (November          President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President             JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                 Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
                                                         Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames and Gutow, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Cohn, Ives, Perera, Poorvu, Sherratt, and Smith, and Mses. O'Neill and
Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              AUDITORS
MFS Fund Distributors, Inc.                              Deloitte & Touche LLP
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGERS
Lisa B. Nurme(1)
James M. Perkins(1)

(1)MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

For the year ended September 30, 2003, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number             Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606           8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576           9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day,
or stock and bond outlooks     touch-tone required    365 days a year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              UNE-ANN-11/03 3M

MFS(R) Mutual Funds

ANNUAL REPORT 9/30/03

[graphic omitted]

MFS(R) MID CAP VALUE FUND

A path for pursuing opportunity
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms
o share balances and transactional history with us, our affiliates, or others
o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) MID CAP VALUE FUND

The fund seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                9
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          13
----------------------------------------------------
FINANCIAL STATEMENTS                              21
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     34
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      42
----------------------------------------------------
TRUSTEES AND OFFICERS                             43
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      45
----------------------------------------------------
FEDERAL TAX INFORMATION                           46
----------------------------------------------------
CONTACT INFORMATION                               47

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

     Respectfully,

 /s/ Jeffrey L. Shames


     Jeffrey L. Shames
     Chairman
     MFS Investment Management(R)

     October 21, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes
o time-tested money management process for pursuing consistent results
o full spectrum of investment products backed by MFS Original Research(R)
o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans
o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products
o analyzing financial statements and balance sheets
o talking extensively with companies' customers and competitors
o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

The 12-month reporting period ended September 30, 2003 was marked by volatility but, in the end, rewarded long-term investors with better results than they had experienced in quite some time. Nearly all asset classes showed positive performance for the period.

The economic environment showed signs of strengthening, corporate earnings improved, interest rates stayed low and tax cuts added cash to the markets. Inflation continued to be low and the U.S. Federal Reserve Board repeatedly said that it had no plans to increase interest rates in the immediate future. The stock market rallied in October and November of 2002, but retreated somewhat during the winter months because of mixed economic signals and increased geopolitical tensions. However, the market began a rebound in mid-March that continued through August before taking a pause in September. Technology stocks led the market rallies fuelled largely by investor hopes for economic improvement.

-------------------------------------------------
TOP 5 STOCK HOLDINGS
AS OF 9/30/03

SEARS, ROEBUCK & CO.                       1.6%
General merchandise retailer
-------------------------------------------------
REEBOK INTERNATIONAL, LTD.                 1.5%
Fitness product and apparel design and
manufacturer
-------------------------------------------------
AMERISOURCE BERGEN CORP.                   1.3%
Wholesale pharmaceutical distributor
-------------------------------------------------
NOBLE DRILLING CORP.                       1.3%
Provider of drilling services to the
oil and gas industries
-------------------------------------------------
TCF FINANCIAL CORP.                        1.3%
Holding company for TCF National Bank
-------------------------------------------------
The portfolio is actively managed, and current
holdings may be different.
-------------------------------------------------

FUND POSITIONING

Mid-sized companies, based on market capitalization, outperformed larger companies because mid-sized companies, as they tend to serve local markets, are generally less affected by national and world events. In addition, these companies are more economically sensitive and are among the early beneficiaries of an economic recovery. Throughout the period, higher-risk stocks generated the strongest returns for the period. The fund's focus on strong earnings, cash flow, and strong management caused its performance to trail that of its benchmark index.

DETRACTORS FROM RELATIVE PERFORMANCE

We were overweighted in the energy sector because we expected that higher oil and gas prices would support improved earnings. Although our holdings in the sector rose, as a group they lagged the performance of the overall market, dampening relative performance. We continue to be overweighted in the sector as we believe higher energy prices over the longer term should continue to support earnings.

Although the technology sector posted the highest absolute return for the fund, the group's results negatively affected the fund's return relative to its benchmark. Performance from Networks Associates was particularly disappointing. Network Associates, a network management and security provider, missed its earnings estimates and its stock price declined. However, we continue to own the stock because we like the company's longer-term prospects and its new product flow.

In the months leading up to the Iraqi conflict, the stock prices of defense contractors EDO Corporation and Alliant Techsystems rose because investors expected increased defense spending. However, when tensions eased starting in mid-March, the stock prices of these companies retreated.

Other stocks that detracted from performance included commercial printer Quebecor World and food company Interstate Bakeries, best known for its Wonderbread, Hostess, and Sunbeam brand baked goods. As previously reported, the stock prices of both companies were negatively affected by lower earnings and management changes. Both stocks were sold from the portfolio.

CONTRIBUTORS TO PERFORMANCE

Steady earnings growth from many of our holdings in regional banks contributed to the strong performance from financial services holdings. These banks continued to post good revenues from their lending businesses, especially mortgages.

Retailing was another top-performing sector for the fund, especially Sears Roebuck and GAP. Sears' stock had been depressed as a result of problems in its credit card unit. When the company announced that it would sell its credit card business, the stock rebounded. GAP stock rose because of a new CEO and the company's efforts to change its merchandizing image and to turn its business around. When GAP's stock price reached our target, we sold it.

The fund's best-performing holding was AT&T Wireless in the utilities and communications sector. The company's stock benefited from generally improving fundamentals in the wireless markets; from better-than-expected increases in its average revenue per unit; and from a "churn rate" - the rate at which a company loses customers to competitors - that slowed more than many analysts had expected. This stock was sold when it reached our price objective.

Also in utilities, energy producer and merchant Calpine contributed solid returns to fund performance. The company had suffered from weak power demand and concern that it wouldn't meet its debt obligations. The power market improved somewhat, natural gas prices rose, and the company was able to access the financing it needed.

Investors had overreacted to near-term events at Genzyme, and its stock had fallen to excessively low levels in 2002. This year, sales picked up for the firm, and its developmental drugs showed surprising promise. The price of the stock rebounded, and we sold it when it reached our price target.

Other stocks that contributed to fund returns included Eastman Kodak, Pharmaceutical Product Development, Applied Micro Circuits, Cypress Semiconductor, and J.B. Hunt - all of which were sold when they reached our price targets. Kodak's stock price rose early in the period because digital cameras did not appear to be cutting into their film business as much as some investors had expected. Pharmaceutical Product Development provides research and development services for pharmaceutical and biotechnology firms - services that are currently in high demand. Stock prices for Applied Micro Circuits, which serves the telecommunications industry, and Cypress rebounded sharply along with other stocks in the technology sector. Trucking company J.B. Hunt benefited from a stronger economy and an increase in imports from the Far East that needed to be transported throughout the United States.

     Respectfully,

 /s/ Constantinos G. Mokas

     Constantinos G. Mokas
     Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/03
--------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, August 31, 2001, through September 30, 2003. Index information is from September 1, 2001.)

                          MFS Mid Cap
                          Value Fund -       Russell Mid Cap
                            Class A           Value Index

              8/01         $ 9,425              $10,000
              9/01           8,237                9,046
              9/02           8,070                8,552
              9/03          10,107               10,972

TOTAL RETURNS

------------------------
Average annual
without sales charge
------------------------

                               Class
    Share class            inception date           1-yr            Life*
-------------------------------------------------------------------------
         A                   8/31/2001               25.23%         3.41%
-------------------------------------------------------------------------
         B                   11/1/2001               24.38%         2.89%
-------------------------------------------------------------------------
         C                   11/1/2001               24.38%         2.89%
-------------------------------------------------------------------------
         I                   11/1/2001               25.58%         3.79%
-------------------------------------------------------------------------
         R                   12/31/2002              25.23%         3.41%
-------------------------------------------------------------------------
       529A                  7/31/2002               24.91%         3.23%
-------------------------------------------------------------------------
       529B                  7/31/2002               24.18%         2.92%
-------------------------------------------------------------------------
       529C                  7/31/2002               24.30%         2.91%
-------------------------------------------------------------------------

------------------------
Average annual
------------------------

-------------------------------------------------------------------------
Comparative Benchmarks                                1-yr          Life*
-------------------------------------------------------------------------
Average mid cap
value fund+                                           30.78%        3.64%
-------------------------------------------------------------------------
Russell Midcap
Value Index#                                          28.30%        4.56%
-------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

    Share class
-------------------------------------------------------------------------
         A                                            18.03%        0.51%
-------------------------------------------------------------------------
         B                                            20.38%        1.49%
-------------------------------------------------------------------------
         C                                            23.38%        2.89%
-------------------------------------------------------------------------
       529A                                           17.73%        0.33%
-------------------------------------------------------------------------
       529B                                           20.18%        1.51%
-------------------------------------------------------------------------
       529C                                           23.30%        2.91%
-------------------------------------------------------------------------


I and R class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

------------------------
Cumulative without
sales charge
------------------------

-------------------------------------------------------------------------
         A                                       25.23%             7.24%
-------------------------------------------------------------------------
         B                                       24.38%             6.12%
-------------------------------------------------------------------------
         C                                       24.38%             6.12%
-------------------------------------------------------------------------
         I                                       25.58%             8.05%
-------------------------------------------------------------------------
         R                                       25.23%             7.24%
-------------------------------------------------------------------------
       529A                                      24.91%             6.83%
-------------------------------------------------------------------------
       529B                                      24.18%             6.18%
-------------------------------------------------------------------------
       529C                                      24.30%             6.16%
-------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, August 31, 2001, through September 30, 2003. Index information is from September 1, 2001.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

RUSSELL MIDCAP VALUE INDEX - measures the performance of U.S. mid-cap value stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in mid-sized companies is riskier than investing in more-established companies.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 9/30/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 98.2%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 95.0%
-----------------------------------------------------------------------------------------------------
Aerospace - 2.5%
-----------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc.*                                               55,000            $2,642,750
-----------------------------------------------------------------------------------------------------
EDO Corp.                                                                50,000             1,012,500
-----------------------------------------------------------------------------------------------------
United Defense Industries, Inc.*                                         70,000             1,987,300
-----------------------------------------------------------------------------------------------------
                                                                                           $5,642,550
-----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
-----------------------------------------------------------------------------------------------------
Constellation Brands, Inc.*                                              33,500            $1,021,415
-----------------------------------------------------------------------------------------------------

Apparel Manufacturers - 3.4%
-----------------------------------------------------------------------------------------------------
Kellwood Co.                                                             60,000            $2,007,000
-----------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                      65,000             2,213,250
-----------------------------------------------------------------------------------------------------
Reebok International, Ltd.                                              100,000             3,343,000
-----------------------------------------------------------------------------------------------------
                                                                                           $7,563,250
-----------------------------------------------------------------------------------------------------
Automotive - 1.9%
-----------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                            50,000            $1,508,500
-----------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                   15,000             1,419,000
-----------------------------------------------------------------------------------------------------
Lear Corp.*                                                              25,000             1,316,000
-----------------------------------------------------------------------------------------------------
                                                                                           $4,243,500
-----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 10.4%
-----------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                  65,000            $2,008,500
-----------------------------------------------------------------------------------------------------
Banknorth Group, Inc.                                                    80,000             2,257,600
-----------------------------------------------------------------------------------------------------
Charter One Financial, Inc.                                              65,000             1,989,000
-----------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                              23,500             1,839,580
-----------------------------------------------------------------------------------------------------
First Tennessee National Corp.                                           60,000             2,547,600
-----------------------------------------------------------------------------------------------------
GreenPoint Financial Corp.                                               50,000             1,493,000
-----------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.                                              55,000             2,200,000
-----------------------------------------------------------------------------------------------------
National Commerce Financial Corp.                                        70,000             1,741,600
-----------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                         36,700             1,156,417
-----------------------------------------------------------------------------------------------------
Provident Finacial Services, Inc.                                        60,000             1,149,600
-----------------------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                                     11,000               258,280
-----------------------------------------------------------------------------------------------------
SouthTrust Corp.                                                         35,000             1,028,650
-----------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                      60,000             2,877,000
-----------------------------------------------------------------------------------------------------
Wintrust Financial Corp.                                                 18,000               678,060
-----------------------------------------------------------------------------------------------------
                                                                                          $23,224,887
-----------------------------------------------------------------------------------------------------
Biotechnology - 1.7%
-----------------------------------------------------------------------------------------------------
Millipore Corp.*                                                         35,000            $1,612,100
-----------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                            45,000             2,228,400
-----------------------------------------------------------------------------------------------------
                                                                                           $3,840,500
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.1%
-----------------------------------------------------------------------------------------------------
Cablevision Systems New York Group*                                      70,000            $1,267,000
-----------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                    70,000             1,530,900
-----------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.*                                          80,000             1,936,000
-----------------------------------------------------------------------------------------------------
                                                                                           $4,733,900
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.9%
-----------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.*                                                110,000            $1,018,600
-----------------------------------------------------------------------------------------------------
Eaton Vance Corp.                                                        45,000             1,506,600
-----------------------------------------------------------------------------------------------------
Federated Investors, Inc., "B"                                           65,000             1,800,500
-----------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                 50,000             2,210,500
-----------------------------------------------------------------------------------------------------
                                                                                           $6,536,200
-----------------------------------------------------------------------------------------------------
Business Services - 1.9%
-----------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                       35,000            $1,316,000
-----------------------------------------------------------------------------------------------------
MPS Group, Inc.*                                                        100,000               900,000
-----------------------------------------------------------------------------------------------------
School Specialty, Inc.*                                                  70,000             1,974,700
-----------------------------------------------------------------------------------------------------
                                                                                           $4,190,700
-----------------------------------------------------------------------------------------------------
Chemicals - 2.0%
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                   210,000            $2,683,800
-----------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                     35,000             1,827,700
-----------------------------------------------------------------------------------------------------
                                                                                           $4,511,500
-----------------------------------------------------------------------------------------------------
Computer Software - 1.2%
-----------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.*                                            65,000              $871,000
-----------------------------------------------------------------------------------------------------
Networks Associates, Inc.*                                              138,560             1,906,586
-----------------------------------------------------------------------------------------------------
                                                                                           $2,777,586
-----------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.0%
-----------------------------------------------------------------------------------------------------
Acxiom Corp.*                                                            50,000              $788,000
-----------------------------------------------------------------------------------------------------
BearingPoint, Inc.*                                                     175,000             1,396,500
-----------------------------------------------------------------------------------------------------
                                                                                           $2,184,500
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.3%
-----------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                 130,000            $2,817,100
-----------------------------------------------------------------------------------------------------

Containers - 3.2%
-----------------------------------------------------------------------------------------------------
Anchor Glass Container Corp.*                                            76,300            $1,243,690
-----------------------------------------------------------------------------------------------------
Owens Illinois, Inc.*                                                   156,000             1,781,520
-----------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                          180,000             2,696,400
-----------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                      65,000             1,426,750
-----------------------------------------------------------------------------------------------------
                                                                                           $7,148,360
-----------------------------------------------------------------------------------------------------
Electrical Equipment - 2.1%
-----------------------------------------------------------------------------------------------------
American Standard Cos., Inc.*                                            27,200            $2,291,600
-----------------------------------------------------------------------------------------------------
Black & Decker Corp.                                                     50,000             2,027,500
-----------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                18,500               485,625
-----------------------------------------------------------------------------------------------------
                                                                                           $4,804,725
-----------------------------------------------------------------------------------------------------
Electronics - 2.6%
-----------------------------------------------------------------------------------------------------
Agere Systems, Inc., "B"*                                               400,000            $1,156,000
-----------------------------------------------------------------------------------------------------
AMIS Holdings, Inc.*                                                     25,000               461,500
-----------------------------------------------------------------------------------------------------
Amphenol Corp.*                                                          19,800             1,030,590
-----------------------------------------------------------------------------------------------------
Fairchild Semiconductor International Co.*                               40,000               663,200
-----------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                  50,000             1,687,500
-----------------------------------------------------------------------------------------------------
Tektronix, Inc.*                                                         30,000               742,500
-----------------------------------------------------------------------------------------------------
                                                                                           $5,741,290
-----------------------------------------------------------------------------------------------------
Energy - Independent - 4.6%
-----------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                       40,000            $1,927,600
-----------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                      45,000             1,878,300
-----------------------------------------------------------------------------------------------------
Newfield Exploration Co.*                                                40,000             1,542,800
-----------------------------------------------------------------------------------------------------
Tom Brown, Inc.*                                                         70,000             1,799,000
-----------------------------------------------------------------------------------------------------
Unocal Corp.                                                             47,100             1,484,592
-----------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                         75,000             1,574,250
-----------------------------------------------------------------------------------------------------
                                                                                          $10,206,542
-----------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.1%
-----------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                          50,000              $258,000
-----------------------------------------------------------------------------------------------------

Food & Non Alcoholic Beverages - 2.2%
-----------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                              110,000            $1,442,100
-----------------------------------------------------------------------------------------------------
Dean Foods Co.*                                                          45,000             1,396,350
-----------------------------------------------------------------------------------------------------
Del Monte Foods Co.*                                                    120,000             1,045,200
-----------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                       46,400             1,066,272
-----------------------------------------------------------------------------------------------------
                                                                                           $4,949,922
-----------------------------------------------------------------------------------------------------

Forest & Paper Products - 1.1%
-----------------------------------------------------------------------------------------------------
Bowater, Inc.                                                            60,000            $2,523,600
-----------------------------------------------------------------------------------------------------

Furniture & Appliances - 0.8%
-----------------------------------------------------------------------------------------------------
Stanley Works                                                            60,000            $1,771,200
-----------------------------------------------------------------------------------------------------

Gaming & Lodging - 2.3%
-----------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                     150,000            $2,433,000
-----------------------------------------------------------------------------------------------------
MGM Mirage, Inc.*                                                        45,000             1,644,750
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                            30,000             1,044,000
-----------------------------------------------------------------------------------------------------
                                                                                           $5,121,750
-----------------------------------------------------------------------------------------------------
General Merchandise - 2.1%
-----------------------------------------------------------------------------------------------------
May Department Stores Co.                                                50,000            $1,231,500
-----------------------------------------------------------------------------------------------------
Sears, Roebuck & Co.                                                     80,000             3,498,400
-----------------------------------------------------------------------------------------------------
                                                                                           $4,729,900
-----------------------------------------------------------------------------------------------------
Insurance - 2.7%
-----------------------------------------------------------------------------------------------------
Safeco Corp.                                                             39,000            $1,375,140
-----------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                      55,300             2,047,759
-----------------------------------------------------------------------------------------------------
U.S.I. Holdings Corp.*                                                  125,000             1,626,250
-----------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                      65,000               960,050
-----------------------------------------------------------------------------------------------------
                                                                                           $6,009,199
-----------------------------------------------------------------------------------------------------
Leisure & Toys - 0.6%
-----------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                             70,000            $1,307,600
-----------------------------------------------------------------------------------------------------

Machinery & Tools - 0.8%
-----------------------------------------------------------------------------------------------------
AGCO Corp.*                                                             110,000            $1,885,400
-----------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 2.5%
-----------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                            40,000            $1,095,200
-----------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                   55,000             2,182,950
-----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                 160,000             2,316,800
-----------------------------------------------------------------------------------------------------
                                                                                           $5,594,950
-----------------------------------------------------------------------------------------------------
Medical Equipment - 4.8%
-----------------------------------------------------------------------------------------------------
AmeriSource Bergen Corp.                                                 55,000            $2,972,750
-----------------------------------------------------------------------------------------------------
Apogent Technologies, Inc.*                                              32,200               671,692
-----------------------------------------------------------------------------------------------------
Applera Corp. - Applied Biosystems Group                                 78,000             1,740,180
-----------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                          40,000             2,840,000
-----------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                             20,000               896,800
-----------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                   75,000             1,627,500
-----------------------------------------------------------------------------------------------------
                                                                                          $10,748,922
-----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.8%
-----------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                      40,000            $1,126,800
-----------------------------------------------------------------------------------------------------
KeySpan Corp.                                                            21,500               754,220
-----------------------------------------------------------------------------------------------------
                                                                                           $1,881,020
-----------------------------------------------------------------------------------------------------
Oil Services - 3.3%
-----------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                     100,000            $2,395,000
-----------------------------------------------------------------------------------------------------
Noble Drilling Corp.*                                                    85,000             2,889,150
-----------------------------------------------------------------------------------------------------
Smith International, Inc.*                                               60,000             2,158,800
-----------------------------------------------------------------------------------------------------
                                                                                           $7,442,950
-----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.5%
-----------------------------------------------------------------------------------------------------
Ingram Micro, Inc.*                                                     160,000            $2,088,000
-----------------------------------------------------------------------------------------------------
Solectron Corp.*                                                        200,000             1,170,000
-----------------------------------------------------------------------------------------------------
                                                                                           $3,258,000
-----------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.5%
-----------------------------------------------------------------------------------------------------
United Therapeutics Corp.*                                               50,000            $1,129,500
-----------------------------------------------------------------------------------------------------

Printing & Publishing - 3.8%
-----------------------------------------------------------------------------------------------------
Bowne & Co., Inc.                                                        75,000            $1,121,250
-----------------------------------------------------------------------------------------------------
Dunn & Bradstreet Corp.*                                                 30,000             1,246,200
-----------------------------------------------------------------------------------------------------
Lamar Advertising Co.,*                                                  80,000             2,347,200
-----------------------------------------------------------------------------------------------------
Meredith Corp.                                                           30,000             1,385,100
-----------------------------------------------------------------------------------------------------
New York Times Co., "A"                                                  55,000             2,390,300
-----------------------------------------------------------------------------------------------------
                                                                                           $8,490,050
-----------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.4%
-----------------------------------------------------------------------------------------------------
CSX Corp.                                                                65,000            $1,901,250
-----------------------------------------------------------------------------------------------------
Kansas City Southern*                                                   110,000             1,217,700
-----------------------------------------------------------------------------------------------------
                                                                                           $3,118,950
-----------------------------------------------------------------------------------------------------
Real Estate - 3.1%
-----------------------------------------------------------------------------------------------------
American Financial Realty Trust                                          70,000              $987,000
-----------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                  25,000             1,086,750
-----------------------------------------------------------------------------------------------------
Entertainment Properties Trust                                           30,000               900,000
-----------------------------------------------------------------------------------------------------
iStar Financial, Inc.                                                    49,000             1,908,550
-----------------------------------------------------------------------------------------------------
Maguire Properties, Inc.                                                 50,000             1,025,000
-----------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.                                              156,200             1,105,896
-----------------------------------------------------------------------------------------------------
                                                                                           $7,013,196
-----------------------------------------------------------------------------------------------------
Restaurants - 2.6%
-----------------------------------------------------------------------------------------------------
ARAMARK Corp.*                                                           45,000            $1,126,350
-----------------------------------------------------------------------------------------------------
Brinker International, Inc.*                                             40,000             1,334,400
-----------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                 89,000             1,691,000
-----------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                              55,000             1,776,500
-----------------------------------------------------------------------------------------------------
                                                                                           $5,928,250
-----------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.6%
-----------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                       75,000            $1,751,250
-----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                            30,000             1,858,500
-----------------------------------------------------------------------------------------------------
                                                                                           $3,609,750
-----------------------------------------------------------------------------------------------------
Specialty Stores - 2.1%
-----------------------------------------------------------------------------------------------------
Foot Locker, Inc.                                                        70,000            $1,134,000
-----------------------------------------------------------------------------------------------------
Office Depot, Inc.*                                                     130,000             1,826,500
-----------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                     95,000             1,827,800
-----------------------------------------------------------------------------------------------------
                                                                                           $4,788,300
-----------------------------------------------------------------------------------------------------
Telecom - Wireline - 0.5%
-----------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                 37,800            $1,177,470
-----------------------------------------------------------------------------------------------------

Telephone Services - 2.0%
-----------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                          9,200              $311,788
-----------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.*                                                  350,000             1,781,500
-----------------------------------------------------------------------------------------------------
Citizens Communications Co.*                                            110,000             1,233,100
-----------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.*                                30,000             1,203,900
-----------------------------------------------------------------------------------------------------
                                                                                           $4,530,288
-----------------------------------------------------------------------------------------------------
Trucking - 1.2%
-----------------------------------------------------------------------------------------------------
Swift Transportation, Inc.*                                              70,000            $1,588,300
-----------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                                 50,000             1,145,500
-----------------------------------------------------------------------------------------------------
                                                                                           $2,733,800
-----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.7%
-----------------------------------------------------------------------------------------------------
Calpine Corp.*                                                          250,300            $1,223,967
-----------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                        54,700             1,744,930
-----------------------------------------------------------------------------------------------------
PG&E Corp.*                                                              57,000             1,362,300
-----------------------------------------------------------------------------------------------------
PPL Corp.                                                                35,000             1,433,250
-----------------------------------------------------------------------------------------------------
Reliant Resources, Inc.*                                                 70,000               358,400
-----------------------------------------------------------------------------------------------------
TXU Corp.                                                                95,000             2,238,200
-----------------------------------------------------------------------------------------------------
                                                                                           $8,361,047
-----------------------------------------------------------------------------------------------------
Wireless Communications - 1.6%
-----------------------------------------------------------------------------------------------------
Sprint Corp.-PCS Group*                                                 284,600            $1,630,758
-----------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                           35,000             1,978,900
-----------------------------------------------------------------------------------------------------
                                                                                           $3,609,658
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                        $213,161,177
-----------------------------------------------------------------------------------------------------

Foreign Stocks - 3.2%
-----------------------------------------------------------------------------------------------------
Bermuda - 0.9%
-----------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                     60,000            $1,984,800
-----------------------------------------------------------------------------------------------------

Canada - 2.3%
-----------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc. (Forest & Paper Products)                    200,000            $1,400,000
-----------------------------------------------------------------------------------------------------
Magna International, Inc. (Automotive)                                   30,000             2,164,500
-----------------------------------------------------------------------------------------------------
Talisman Energy, Inc. (Energy - Independent)                             33,000             1,565,520
-----------------------------------------------------------------------------------------------------
                                                                                           $5,130,020
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                       $7,114,820
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $206,337,414)                                             $220,275,997
-----------------------------------------------------------------------------------------------------

Convertible Bond - 0.5%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)
-----------------------------------------------------------------------------------------------------
American Tower Corp., 3.25s, 2010 (Wireless
Communications)## (Identified Cost $1,000,000)                           $1,000            $1,072,500
-----------------------------------------------------------------------------------------------------

Convertible Preferred Stock - 0.3%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
UnumProvident Corp., 8.25% (Insurance)
(Identified Cost, $625,000)                                              25,000              $804,500
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $207,962,414)                                        $222,152,997
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.0%                                                       2,187,326
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $224,340,323
-----------------------------------------------------------------------------------------------------
 * Non-income producing security.
## SEC Rule 144A restriction.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 9/30/03

ASSETS

Investments, at value (identified cost, $207,962,414)            $222,152,997
-----------------------------------------------------------------------------------------------------
Cash                                                                      729
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                     1,558,465
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                     6,935,450
-----------------------------------------------------------------------------------------------------
Dividends and interest receivable                                     233,356
-----------------------------------------------------------------------------------------------------
Other assets                                                              107
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $230,881,104
-----------------------------------------------------------------------------------------------------

LIABILITIES

Notes payable                                                      $2,272,000
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                     78,176
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                   4,181,834
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                        4,597
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                          2,718
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                     1,456
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $6,540,781
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $224,340,323
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $214,490,639
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                       14,190,620
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                              (4,353,873)
-----------------------------------------------------------------------------------------------------
Accumulated net investment income                                      12,937
-----------------------------------------------------------------------------------------------------
Total                                                                                    $224,340,323
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  20,945,408
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                      $47,603,041
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                4,441,480
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $10.72
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.72)                                                  $11.37
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares

  Net assets                                                      $65,799,080
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                6,202,621
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.61
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                      $16,369,292
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                1,542,461
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.61
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                      $93,944,127
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                8,700,336
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $10.80
-----------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                         $259,980
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   24,262
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $10.72
-----------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                         $262,270
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   24,559
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $10.68
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.68)                                                  $11.33
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                          $58,526
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    5,534
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.58
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                          $44,007
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    4,155
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.59
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529A, Class 529B, and Class 529C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 9/30/03

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                         $1,973,986
-----------------------------------------------------------------------------------------------------
  Interest                                                             108,541
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                (7,212)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $2,075,315
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $1,074,270
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 3,809
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      152,071
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                               125,765
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                               533,723
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               134,210
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                   240
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                                500
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                                278
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                                252
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                         357
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                          69
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                          63
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    13,858
-----------------------------------------------------------------------------------------------------
  Registration fees                                                     91,790
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                         74,876
-----------------------------------------------------------------------------------------------------
  Transfer agent systems fee                                            65,161
-----------------------------------------------------------------------------------------------------
  Printing                                                              64,036
-----------------------------------------------------------------------------------------------------
  Postage                                                               22,010
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         14,941
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             2,464
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         78,238
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $2,452,981
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (1,350)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (223,826)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $2,227,805
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                         $(152,490)
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                           $1,335,337
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                             20
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                      $1,335,357
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                      $30,152,554
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                                  78
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign
currency translation                                                                      $30,152,632
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                          $31,487,989
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $31,335,499
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 9/30                                                2003                   2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss                                                  $(152,490)              $(95,717)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                1,335,357             (5,695,996)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                30,152,632            (15,921,474)
------------------------------------------------------------     -------------         --------------
Increase (decrease) in net assets from operations                  $31,335,499           $(21,713,187)
------------------------------------------------------------     -------------         --------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-----------------------------------------------------------------------------------------------------
  Class A                                                                  $--                  $(496)
-----------------------------------------------------------------------------------------------------
  Class I                                                                   --                     (1)
-----------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions
-----------------------------------------------------------------------------------------------------
  Class A                                                                   --                   (826)
-----------------------------------------------------------------------------------------------------
  Class B                                                                   --                   (996)
-----------------------------------------------------------------------------------------------------
  Class C                                                                   --                   (368)
-----------------------------------------------------------------------------------------------------
  Class I                                                                   --                     (1)
------------------------------------------------------------     -------------         --------------
Total distributions declared to shareholders                               $--                $(2,688)
------------------------------------------------------------     -------------         --------------
Net increase in net assets from fund share transactions           $106,583,101           $107,875,545
------------------------------------------------------------     -------------         --------------
Total increase in net assets                                      $137,918,600            $86,159,670
------------------------------------------------------------     -------------         --------------

NET ASSETS

At beginning of period                                             $86,421,723               $262,053
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
income (loss) of $12,937 and $(160), respectively)                $224,340,323            $86,421,723
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past
5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 9/30

                                                                                                   PERIOD ENDED
CLASS A                                                           2003             2002                9/30/01*
Net asset value, beginning of period                             $8.56            $8.74                  $10.00
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                       $0.01            $0.02                   $0.02
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                            2.15            (0.20)                  (1.28)
-----------------------------------------------------------    -------         --------                --------
Total from investment operations                                 $2.16           $(0.18)                 $(1.26)
-----------------------------------------------------------    -------         --------                --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                       $--           $(0.00)+++                 $--
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                             --            (0.00)+++                  --
-----------------------------------------------------------    -------         --------                --------
Total distributions declared to shareholders                       $--           $(0.00)+++                 $--
-----------------------------------------------------------    -------         --------                --------
Net asset value, end of period                                  $10.72            $8.56                   $8.74
-----------------------------------------------------------    -------         --------                --------
Total return (%)(+)                                              25.23            (2.03)                 (12.60)++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                        1.34             1.37                    1.00+
---------------------------------------------------------------------------------------------------------------
Net investment income                                             0.10             0.22                    2.24+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                 158              113                      66
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                      $47,603          $26,013                    $262
---------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. Prior to October 1, 2001, the distributor contractually waived its fee for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                             $(0.01)          $(0.02)                 $(0.88)
---------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                                                        1.50             1.83                  120.50+
---------------------------------------------------------------------------------------------------------------
Net investment loss                                              (0.06)           (0.24)                (117.26)+
---------------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, August 31, 2001, through
    September 30, 2001.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEAR ENDED 9/30
                                                                                         PERIOD ENDED
CLASS B                                                                   2003               9/30/02*
Net asset value, beginning of period                                     $8.53                  $9.24
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment loss(S)                                                $(0.05)                $(0.04)
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                        2.13                  (0.67)
------------------------------------------------------------------    --------                ------
Total from investment operations                                         $2.08                 $(0.71)
------------------------------------------------------------------    --------                ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign currency
  transactions                                                             $--                 $(0.00)+++
------------------------------------------------------------------    --------                ------
Net asset value, end of period                                          $10.61                  $8.53
------------------------------------------------------------------    --------                ------
Total return (%)                                                         24.38                  (7.67)++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                1.99                   2.02+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (0.54)                 (0.44)+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                         158                    113
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $65,799                $44,390
-----------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.07)                $(0.09)
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                2.14                   2.48+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (0.69)                 (0.90)+
-----------------------------------------------------------------------------------------------------
  * For the period from the inception of the Class B shares, November 1, 2001, through
    September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

FOR YEAR ENDED 9/30
                                                                                         PERIOD ENDED
CLASS C                                                                   2003               9/30/02*
Net asset value, beginning of period                                     $8.53                  $9.24
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                $(0.05)                $(0.04)
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                        2.13                  (0.67)
------------------------------------------------------------------    --------                ------
Total from investment operations                                         $2.08                 $(0.71)
------------------------------------------------------------------    --------                ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions                                                    $--                 $(0.00)+++
------------------------------------------------------------------    --------                ------
Net asset value, end of period                                          $10.61                  $8.53
------------------------------------------------------------------    --------                ------
Total return (%)                                                         24.38                  (7.67)++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                1.99                   2.02+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (0.54)                 (0.46)+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                         158                    113
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $16,369                $11,348
-----------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.07)                $(0.09)
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                2.14                   2.48+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (0.69)                 (0.92)+
-----------------------------------------------------------------------------------------------------
  * For the period from the inception of the Class C shares, November 1, 2001, through
    September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

FOR YEAR ENDED 9/30

                                                                                         PERIOD ENDED
CLASS I                                                                   2003               9/30/02*
Net asset value, beginning of period                                     $8.59                  $9.24
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                               $0.04                  $0.06
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                        2.17                  (0.71)
------------------------------------------------------------------    --------                ------
Total from investment operations                                         $2.21                 $(0.65)
------------------------------------------------------------------    --------                ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                               $--                 $(0.00)+++
-----------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                     --                  (0.00)+++
------------------------------------------------------------------    --------                ------
Total distributions declared to shareholders                               $--                 $(0.00)+++
------------------------------------------------------------------    --------                ------
Net asset value, end of period                                          $10.80                  $8.59
------------------------------------------------------------------    --------                ------
Total return (%)                                                         25.58                  (6.89)++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                1.00                   1.02+
-----------------------------------------------------------------------------------------------------
Net investment income                                                     0.43                   0.99+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                         158                    113
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $93,944                 $4,655
-----------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                    $0.03                  $0.03
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                1.16                   1.48+
-----------------------------------------------------------------------------------------------------
Net investment income                                                     0.27                   0.53+
-----------------------------------------------------------------------------------------------------

  * For the period from the inception of the Class I shares, November 1, 2001, through
    September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

                                                                PERIOD ENDED
CLASS R                                                             9/30/03*

Net asset value, beginning of period                                   $9.16
----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                              $(0.00)+++
----------------------------------------------------------------------------

  Net realized and unrealized gain on investments and
  foreign currency                                                      1.56++++
----------------------------------------------------------------------------
Total from investment operations                                       $1.56
----------------------------------------------------------------------------
Net asset value, end of period                                        $10.72
----------------------------------------------------------------------------
Total return (%)                                                       17.03++
----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                              1.49+
----------------------------------------------------------------------------

Net investment loss                                                    (0.06)+
----------------------------------------------------------------------------

Portfolio turnover                                                       158
----------------------------------------------------------------------------

Net assets at end of period (000 Omitted)                               $260
----------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                   $(0.02)
----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                                                              1.65+
----------------------------------------------------------------------------

Net investment loss                                                    (0.22)+
----------------------------------------------------------------------------

   * For the period from the inception of the Class R shares, December 31, 2002, through
     September 30, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
++++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

FOR YEAR ENDED 9/30
                                                                                         PERIOD ENDED
CLASS 529A                                                                2003               9/30/02*
Net asset value, beginning of period                                     $8.55                  $9.25
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                                       $(0.02)                 $0.01
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                        2.15                  (0.71)
-----------------------------------------------------------------------------------------------------
Total from investment operations                                         $2.13                 $(0.70)
------------------------------------------------------------------    --------                ------
Net asset value, end of period                                          $10.68                  $8.55
------------------------------------------------------------------    --------                ------
Total return (%)(+)                                                      24.91                  (7.47)++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                1.59                   1.62+
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                                             (0.18)                  0.50+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                         158                    113
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $262                     $7
-----------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.50% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                            $(0.03)                 $0.00+++
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                1.75                   2.08+
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                                             (0.34)                  0.04+
-----------------------------------------------------------------------------------------------------

  * For the period from the inception of the Class 529A shares, July 31, 2002, through
    September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEAR ENDED 9/30
                                                                                         PERIOD ENDED
CLASS 529B                                                                2003               9/30/02*
Net asset value, beginning of period                                     $8.52                  $9.22
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                $(0.08)                $(0.00)+++
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                        2.14                  (0.70)
------------------------------------------------------------------    --------                ------
Total from investment operations                                         $2.06                 $(0.70)
------------------------------------------------------------------    --------                ------
Net asset value, end of period                                          $10.58                  $8.52
------------------------------------------------------------------    --------                ------
Total return (%)                                                         24.18                  (7.49)++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                2.24                   2.27+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (0.82)                 (0.20)+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                         158                    113
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                  $59                     $5
-----------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.50% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.10)                $(0.01)
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                2.40                   2.73+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (0.98)                 (0.66)+
-----------------------------------------------------------------------------------------------------

  * For the period from the inception of the Class 529B shares, July 31, 2002, through
    September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

FOR YEAR ENDED 9/30
                                                                                         PERIOD ENDED
CLASS 529C                                                                2003               9/30/02*
Net asset value, beginning of period                                     $8.52                  $9.23
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                $(0.08)                $(0.00)+++
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                        2.15                  (0.71)
------------------------------------------------------------------    --------                ------
Total from investment operations                                         $2.07                 $(0.71)
------------------------------------------------------------------    --------                ------
Net asset value, end of period                                          $10.59                  $8.52
------------------------------------------------------------------    --------                ------
Total return (%)                                                         24.30                  (7.59)++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                2.24                   2.27+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (0.85)                 (0.20)+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                         158                    113
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                  $44                     $5
-----------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.50% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.10)                $(0.01)
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                2.40                   2.73+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (1.01)                 (0.66)+
-----------------------------------------------------------------------------------------------------

  * For the period from the inception of the Class 529C shares, July 31, 2002, through
    September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, real estate investment trusts, wash sales, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended
September 30, 2003 and September 30, 2002 was as follows:

                                                       9/30/03          9/30/02

Distributions declared from:

-------------------------------------------------------------------------------
  Ordinary income                                          $--           $2,688
-------------------------------------------------------------------------------

During the year ended September 30, 2003, accumulated net investment loss decreased by $165,587, accumulated net realized loss on investments and foreign currency transactions decreased by $5,252, and paid-in capital decreased by $170,839 due to differences between book and tax accounting for currency transactions, net investment losses, and real estate investment trusts. This change had no effect on the net assets or net asset value per share.

As of September 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                                 $--
      ------------------------------------------------------------------
      Undistributed long-term capital gain                           --
      ------------------------------------------------------------------
      Capital loss carryforward                              (3,393,827)
      ------------------------------------------------------------------
      Post-October capital loss deferral                       (522,508)
      ------------------------------------------------------------------
      Unrealized appreciation                                13,766,019
      ------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on September 30, 2011, ($3,387,367) and September 30, 2010, ($6,460).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% the fund's average daily net assets.

The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.25% of average daily net assets for Class A, Class B, Class C, Class I and Class R, and not greater than 0.50% of average daily net assets for Class 529A, Class 529B and Class 529C. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At September 30, 2003, aggregate unreimbursed expenses amounted to $445,904.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

      First $2 billion                                         0.0175%
      ----------------------------------------------------------------
      Next $2.5 billion                                        0.0130%
      ----------------------------------------------------------------
      Next $2.5 billion                                        0.0005%
      ----------------------------------------------------------------
      In excess of $7 billion                                  0.0000%
      ----------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $33,710 and $156 for the year ended September 30, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                          CLASS A        CLASS B      CLASS C      CLASS R      CLASS 529A      CLASS 529B      CLASS 529C
Distribution Fee            0.10%          0.75%        0.75%        0.25%           0.25%           0.75%           0.75%
--------------------------------------------------------------------------------------------------------------------------
Service Fee                 0.25%          0.25%        0.25%        0.25%           0.25%           0.25%           0.25%
--------------------------------------------------------------------------------------------------------------------------
Total Distribution
Plan                        0.35%          1.00%        1.00%        0.50%           0.50%           1.00%           1.00%
--------------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended September 30,
2003, amounted to:

                          CLASS A        CLASS B      CLASS C      CLASS R      CLASS 529A      CLASS 529B      CLASS 529C
Service Fee Retained
by MFD                     $3,348           $180         $520          $--            $314              $2              $9
--------------------------------------------------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the trust may determine.

Fees incurred under the distribution plan during the year ended September 30, 2003, were as follows:

                          CLASS A        CLASS B      CLASS C      CLASS R      CLASS 529A      CLASS 529B      CLASS 529C
Effective Annual
Percentage Rate             0.35%          1.00%        1.00%        0.50%           0.35%           1.00%           1.00%
--------------------------------------------------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended September 30, 2003, were as follows:

                          CLASS A    CLASS B  CLASS C   CLASS 529B   CLASS 529C

Contingent Deferred
Sales Charges Imposed        $451   $124,418   $2,831         $--           $--
-------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $329,625,794 and $224,839,378, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                       $208,387,015
      ------------------------------------------------------------------
      Gross unrealized appreciation                         $17,978,129
      ------------------------------------------------------------------
      Gross unrealized depreciation                          (4,212,147)
      ------------------------------------------------------------------
      Net unrealized appreciation                           $13,765,982
      ------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               Year ended 9/30/03                  Year ended 9/30/02
                                           SHARES            AMOUNT            SHARES            AMOUNT

CLASS A SHARES
Shares sold                               7,729,510        $72,633,949        3,975,526        $41,434,909
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    --                 --              122              1,246
-----------------------------------------------------------------------------------------------------------
Shares reacquired                        (6,327,259)       (58,671,983)        (966,419)        (9,293,790)
-----------------------------------------------------------------------------------------------------------
Net increase                              1,402,251        $13,961,966        3,009,229        $32,142,365
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                               3,135,446        $30,018,328        6,936,034        $72,575,702
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    --                 --               80                817
-----------------------------------------------------------------------------------------------------------
Shares reacquired                        (2,139,454)       (20,013,505)      (1,729,485)       (16,319,351)
-----------------------------------------------------------------------------------------------------------
Net increase                                995,992        $10,004,823        5,206,629        $56,257,168
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                               1,683,023        $16,160,057        1,813,190        $19,164,079
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    --                 --              180              1,703
-----------------------------------------------------------------------------------------------------------
Shares reacquired                        (1,471,064)       (14,015,030)        (482,868)        (4,695,860)
-----------------------------------------------------------------------------------------------------------
Net increase                                211,959         $2,145,027        1,330,502        $14,469,922
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                               8,266,066        $80,956,728          555,046         $5,111,197
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    --                 --                0+                 2
-----------------------------------------------------------------------------------------------------------
Shares reacquired                          (107,371)        (1,041,371)         (13,405)          (123,284)
-----------------------------------------------------------------------------------------------------------
Net increase                              8,158,695        $79,915,357          541,641         $4,987,915
-----------------------------------------------------------------------------------------------------------

                                             Period ended 9/30/03***
                                            SHARES            AMOUNT

CLASS R SHARES
Shares sold                                  34,114           $356,139
-----------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    --                 --
-----------------------------------------------------------------------
Shares reacquired                            (9,852)          (102,385)
-----------------------------------------------------------------------
Net increase                                 24,262           $253,754
-----------------------------------------------------------------------

                                                 Year ended 9/30/03                Period ended 9/30/02**
                                             SHARES            AMOUNT            SHARES            AMOUNT

CLASS 529A SHARES
Shares sold                                  23,852           $224,292              812             $7,575
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    --                 --               --                 --
-----------------------------------------------------------------------------------------------------------
Shares reacquired                              (105)              (944)              --                 --
-----------------------------------------------------------------------------------------------------------
Net increase                                 23,747           $223,348              812             $7,575
-----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                   4,971            $46,623              585             $5,396
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    --                 --               --                 --
-----------------------------------------------------------------------------------------------------------
Shares reacquired                               (22)              (202)              --                 --
-----------------------------------------------------------------------------------------------------------
Net increase                                  4,949            $46,421              585             $5,396
-----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                   3,666            $33,177              569             $5,305
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    --                 --              (5)              (101)
-----------------------------------------------------------------------------------------------------------
Shares reacquired                               (75)              (772)              --                 --
-----------------------------------------------------------------------------------------------------------
Net increase                                  3,591            $32,405              564             $5,204
-----------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class B, C, and I shares, November 1, 2001, through September 30,
    2002.
 ** For the period from the inception of Class 529A, 529B, and 529C shares, July 31, 2002, through September
    30, 2002.
*** For the period from the inception of Class R shares, December 31, 2002, through September 30, 2003.
  + Number of shares was less than one.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $1,116 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust XI and Shareholders of
MFS Mid Cap Value Fund:

We have audited the accompanying statement of assets and liabilities of MFS Mid Cap Value Fund (the Fund) (one of the portfolios constituting MFS Series Trust XI), including the portfolio of investments, as of September 30, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Mid Cap Value Fund at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                              /s/ ERNST & YOUNG LLP

Boston, Massachusetts
November 7, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust XI, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JOHN W. BALLEN (born 09/12/59)                           ROBERT R. FLAHERTY (born 09/18/63)
Trustee and President                                    Assistant Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Vice
Executive Officer and Director                           President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  RICHARD M. HISEY (born 08/29/58)
Massachusetts Financial Services Company, Senior         Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
STEPHEN E. CAVAN (born 11/06/53)                         York, Senior Vice President (September 2000 to
Secretary and Clerk                                      July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Senior         Executive Vice President and Chief Financial
Vice President, General Counsel and Secretary            Officer (prior to September 2000); Lexington
                                                         Funds, Treasurer (prior to September 2000)
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Vice
Harriman & Co., Senior Vice President (November          President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President             JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                 Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
                                                         Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames and Gutow, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Cohn, Ives, Perera, Poorvu, Sherratt, and Smith, and Mses. O'Neill and
Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Manhattan Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741
                                                         AUDITORS
PORTFOLIO MANAGER                                        Ernst & Young LLP
Constantinos G. Mokas(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number             Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606           8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576           9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day,
or stock and bond outlooks     touch-tone required    365 days a year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             MDV-ANN-11/03 31M

MFS(R) Mutual Funds

ANNUAL REPORT 9/30/03

VERTEX(SM) INTERNATIONAL FUND

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

VERTEX(SM) INTERNATIONAL FUND

The fund seeks capital appreciation.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms
o share balances and transactional history with us, our affiliates, or others
o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
MANAGEMENT  REVIEW                                 1
----------------------------------------------------
PERFORMANCE SUMMARY                                2
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               8
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     12
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      16
----------------------------------------------------
FEDERAL TAX INFORMATION                           17
----------------------------------------------------
TRUSTEES AND OFFICERS                             18

-------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

Dear Shareholders,

The start of the period was marked by a continuation of a three-year-long bear market that plagued investors around the world. Over the last several months of the period, however, stocks around the world began to rebound and post strong gains. International investors seemed encouraged by improving corporate fundamentals, better earnings reports, and a belief that the global economy was staged for recovery.

Approximately half the fund is managed as a long fund that relies on the best ideas of a team of MFS research analysts. The balance of the fund is managed as a long/short portfolio that seeks to provide capital appreciation through three major types of holdings: long positions, short positions, and "pair trades." A pair trade combines two stocks in the same industry: a long position in a company that we think is an industry leader and will outperform the market and a short position in a company that we feel will underperform.

DETRACTORS FROM PERFORMANCE

The biggest contributors to underperformance relative to the benchmark (the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index) were the short positions in the long/short segment of the portfolio. These positions, which look for stocks to go down, tend to underperform during a period of general improvement in the stock market. In particular, we were harmed by short positions in Japanese financial services companies such as UFJ Holdings. The Japanese financial services industry experienced a significant rally over the last six months of the period.

The portfolio also had a sizable cash position that detracted from relative performance. The cash in the portfolio had increased as we limited the number of short and pair trades during the period and looked for future opportunities in these areas.

In the long or "best ideas" portion of the fund, performance relative to the benchmark was hurt primarily by our underweight positions in the utilities & communications and financial services sectors, which performed well over the period. Both sectors, however, contributed positive absolute returns to the portfolio.

CONTRIBUTORS TO PERFORMANCE

Top contributors to performance were found in the long or "best ideas" portion of the portfolio. The sectors that contributed most positively to the portfolio were energy and industrial goods & services. In energy, the portfolio benefited from its stock selection and from a generally positive environment for many oil and natural gas companies, while we were able to avoid those companies in the sector that did not perform as well over the period.

FUND TERMINATING

The Board of Trustees which oversees the Vertex International Fund decided at its meeting on November 20, 2003 to terminate the fund on or about December 5, 2003.

     Respectfully,

 /s/ David R. Mannheim

     David R. Mannheim
     Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/03
-------------------------------------------------------------------------------

Currently, the fund offers Class A shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

The following information illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, December 29, 2000, through September 30, 2003. Index information is from January 2, 2001.)

                        Vertex International         MSCI
                           Fund - Class A          EAFE Index
              -----------------------------------------------
              12/00          $ 9,425               $10,000
               9/01            9,925                 7,365
               9/02            9,038                 6,241
               9/03            9,904                 7,898

TOTAL RETURNS

--------------------
   Average annual
without sales charge
--------------------

                               Class
    Share class            inception date           1-yr             Life*
-----------------------------------------------------------------------------
         A                   12/29/2000                9.58%            1.82%
-----------------------------------------------------------------------------

--------------------
   Average annual
--------------------

Comparative Benchmarks

-----------------------------------------------------------------------------
Average international funds+                         22.94%            -9.35%
-----------------------------------------------------------------------------
MSCI EAFE Index#                                     26.54%            -8.22%
-----------------------------------------------------------------------------

--------------------
   Average annual
 with sales charge**
--------------------

-----------------------------------------------------------------------------
         A                                                 3.28%       -0.35%
-----------------------------------------------------------------------------

--------------------
    Cumulative
without sales charge
--------------------

-----------------------------------------------------------------------------
         A                                     9.58%                    5.08%
-----------------------------------------------------------------------------

 * For the period from the commencement of the fund's investment operations, December 29, 2000, through September 30, 2003. Index information is from January 2, 2001.
** Takes into account the maximum sales charge of 5.75%.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX -- A commonly used measure of the international stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A shares results, including sales charge, reflect the deduction of the maximum 5.75% sales charge. Performance results reflect any applicable subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and include the reinvestment of any dividends and capital gains distributions.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investments in foreign and/or emerging markets securities may be unfavorably affected by interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

Because the portfolio invests in a limited number of companies, a change in one security's value may have a more significant effect on the portfolio's value.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 9/30/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 78.3%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                     SHARES             $ VALUE
-----------------------------------------------------------------------------------------------------
Foreign Stocks - 77.6%
-----------------------------------------------------------------------------------------------------
Australia - 1.5%
-----------------------------------------------------------------------------------------------------
Australia & New Zealand Banking Group, Ltd., ADR (Banks &
Credit Companies)                                                             260             $15,821
-----------------------------------------------------------------------------------------------------
News Corp., Ltd., ADR (Broadcast & Cable TV)#                                 315              10,332
-----------------------------------------------------------------------------------------------------
                                                                                              $26,153
-----------------------------------------------------------------------------------------------------
Belgium - 1.0%
-----------------------------------------------------------------------------------------------------
Fortis, ADR (Banks & Credit Companies)#                                       980             $16,651
-----------------------------------------------------------------------------------------------------

Canada - 1.7%
-----------------------------------------------------------------------------------------------------
Molson, Inc. (Alcoholic Beverages)                                            560             $13,808
-----------------------------------------------------------------------------------------------------
Talisman Energy, Inc. (Energy - Independent)                                  310              14,707
-----------------------------------------------------------------------------------------------------
                                                                                              $28,515
-----------------------------------------------------------------------------------------------------
China - 0.8%
-----------------------------------------------------------------------------------------------------
Huaneng Power International, Inc., ADR (Utilities -
Electric Power)                                                               250             $13,675
-----------------------------------------------------------------------------------------------------

Denmark - 1.0%
-----------------------------------------------------------------------------------------------------
Danske Bank AS, ADR (Banks & Credit Companies)                                920             $17,531
-----------------------------------------------------------------------------------------------------

France - 6.4%
-----------------------------------------------------------------------------------------------------
AXA, ADR (Insurance)                                                          750             $12,742
-----------------------------------------------------------------------------------------------------
BNP Paribas, ADR (Banks & Credit Companies)                                   560              13,804
-----------------------------------------------------------------------------------------------------
France Telecom S.A., ADR (Telephone Services)*                                850              19,754
-----------------------------------------------------------------------------------------------------
L'Air Liquide S.A., ADR (Specialty Chemicals)                                 550              15,539
-----------------------------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)                                      320              19,463
-----------------------------------------------------------------------------------------------------
Total S.A., ADR (Energy - Integrated)#                                        396              30,017
-----------------------------------------------------------------------------------------------------
                                                                                             $111,319
-----------------------------------------------------------------------------------------------------
Germany - 2.6%
-----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                                      910             $34,407
-----------------------------------------------------------------------------------------------------
Stada Arzneimittel AG (Pharmaceuticals)                                       200              10,720
-----------------------------------------------------------------------------------------------------
                                                                                              $45,127
-----------------------------------------------------------------------------------------------------
India - 3.5%
-----------------------------------------------------------------------------------------------------
ICICI Bank, Ltd., ADR (Banks & Credit Companies)#                           5,750             $60,720
-----------------------------------------------------------------------------------------------------

Ireland - 0.6%
-----------------------------------------------------------------------------------------------------
DEPFA Bank PLC (Banks & Credit Companies)                                     105             $10,195
-----------------------------------------------------------------------------------------------------

Japan - 21.8%
-----------------------------------------------------------------------------------------------------
Brother Industries, Ltd. (Electronics)                                      6,000             $59,130
-----------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)                           1,000              12,503
-----------------------------------------------------------------------------------------------------
Citizen Electronic Co., Ltd. (Electronics)                                    100               7,539
-----------------------------------------------------------------------------------------------------
Credit Saison Co., Ltd. (Banks & Credit Companies)                            700              14,639
-----------------------------------------------------------------------------------------------------
Fujikura, Ltd. (Electrical Equipment)                                       3,000              13,140
-----------------------------------------------------------------------------------------------------
Fujisawa Pharmaceutical Co., Ltd. (Pharmaceuticals)                         1,000              22,798
-----------------------------------------------------------------------------------------------------
Honda Motor Co., Ltd., ADR (Automotive)#                                    1,000              20,160
-----------------------------------------------------------------------------------------------------
Japan Telecom Holdings Co., Ltd., ADR (Telephone Services)                  5,000              14,770
-----------------------------------------------------------------------------------------------------
KDDI Corp. (Telephone Services)                                                 3              15,240
-----------------------------------------------------------------------------------------------------
Meiwa Estate Co., Ltd. (Real Estate)                                          900              $7,327
-----------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc. (Banks & Credit Companies)               2              12,655
-----------------------------------------------------------------------------------------------------
NEC Electronics Corp. (Electrical Equipment)                                  100               6,848
-----------------------------------------------------------------------------------------------------
Nippon Electric Glass Co., Ltd. (Electronics)                               3,000              46,179
-----------------------------------------------------------------------------------------------------
Nippon Oil Corp. (Energy - Independent)                                     2,000               8,832
-----------------------------------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automotive)                                         7,000              75,708
-----------------------------------------------------------------------------------------------------
Stanley Electric Co., Ltd. (Electronics)                                    1,000              17,951
-----------------------------------------------------------------------------------------------------
Tokyo Gas Co., Ltd. (Natural Gas Distribution)                              6,000              19,979
-----------------------------------------------------------------------------------------------------
                                                                                             $375,398
-----------------------------------------------------------------------------------------------------
Netherlands - 1.3%
-----------------------------------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V., ADR (Telephone Services)*#                    1,250              $9,375
-----------------------------------------------------------------------------------------------------
VNU N.V., ADR (Printing & Publishing)#                                        463              13,571
-----------------------------------------------------------------------------------------------------
                                                                                              $22,946
-----------------------------------------------------------------------------------------------------
Singapore - 3.4%
-----------------------------------------------------------------------------------------------------
Haw Par Corp., Ltd. (Electrical Equipment)                                    122                $302
-----------------------------------------------------------------------------------------------------
Singapore Post, Ltd. (Trucking)                                             6,000               2,446
-----------------------------------------------------------------------------------------------------
Singapore Telecommunications, Ltd., ADR (Telephone Services)                1,900              18,247
-----------------------------------------------------------------------------------------------------
United Overseas Bank, Ltd. (Banks & Credit Companies)                       3,000              23,247
-----------------------------------------------------------------------------------------------------
United Overseas Bank, Ltd., ADR (Banks & Credit Companies)#                   915              14,186
-----------------------------------------------------------------------------------------------------
                                                                                              $58,428
-----------------------------------------------------------------------------------------------------
South Africa - 1.0%
-----------------------------------------------------------------------------------------------------
Impala Platinum Holdings, Ltd. (Precious Metals)                              200             $16,710
-----------------------------------------------------------------------------------------------------
Spain - 1.1%
-----------------------------------------------------------------------------------------------------
Telefonica S.A., ADR (Telephone Services)#                                    537             $19,037
-----------------------------------------------------------------------------------------------------
Sweden - 0.7%
-----------------------------------------------------------------------------------------------------
Hennes & Mauritz AB (H&M) (Specialty Stores)                                  550             $12,458
-----------------------------------------------------------------------------------------------------
Switzerland - 7.3%
-----------------------------------------------------------------------------------------------------
Nestle S.A., ADR (Food & Non Alcoholic Beverages)                             388             $22,365
-----------------------------------------------------------------------------------------------------
Novartis AG, ADR (Pharmaceuticals)#                                           940              36,510
-----------------------------------------------------------------------------------------------------
Syngenta AG, ADR (Chemicals)#                                               3,900              42,666
-----------------------------------------------------------------------------------------------------
UBS AG (Banks & Credit Companies)#                                            430              24,179
-----------------------------------------------------------------------------------------------------
                                                                                             $125,720
-----------------------------------------------------------------------------------------------------
United Kingdom - 21.9%
-----------------------------------------------------------------------------------------------------
AstraZeneca PLC, ADR (Pharmaceuticals)                                        870             $37,758
-----------------------------------------------------------------------------------------------------
Aviva PLC (Insurance)*                                                      1,850              14,361
-----------------------------------------------------------------------------------------------------
Barclays PLC, ADR (Banks & Credit Companies)                                  450              13,950
-----------------------------------------------------------------------------------------------------
BHP Billiton PLC, ADR (Metals & Mining)#                                      750               9,956
-----------------------------------------------------------------------------------------------------
BP PLC, ADR (Energy - Integrated)#                                            600              25,260
-----------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC, ADR (Broadcast & Cable TV)*#              244               9,964
-----------------------------------------------------------------------------------------------------
Carlton Communications PLC (Broadcast & Cable TV)*                          2,800               7,517
-----------------------------------------------------------------------------------------------------
Diageo PLC, ADR (Alcoholic Beverages)#                                      1,150              50,773
-----------------------------------------------------------------------------------------------------
Kesa Electricals PLC (Specialty Stores)*                                    4,500              16,662
-----------------------------------------------------------------------------------------------------
Kingfisher PLC, ADR (Specialty Stores)                                      1,300              11,245
-----------------------------------------------------------------------------------------------------
Lonmin PLC, ADR (Precious Metals)#                                          2,184              33,854
-----------------------------------------------------------------------------------------------------
Next PLC (General Merchandise)                                                850             $15,881
-----------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)*                            710              14,280
-----------------------------------------------------------------------------------------------------
Reed Elsevier PLC, ADR (Printing & Publishing)#                               538              17,001
-----------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit
Companies)*                                                                 1,573              40,005
-----------------------------------------------------------------------------------------------------
Taylor Nelson Sofres PLC (Broadcast & Cable TV)                             1,900               6,064
-----------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Wireless Communications)#                          2,520              51,030
-----------------------------------------------------------------------------------------------------
Yell Group PLC (Broadcast & Cable TV)*                                        450               2,259
-----------------------------------------------------------------------------------------------------
                                                                                             $377,820
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                       $1,338,403
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 0.7%
-----------------------------------------------------------------------------------------------------
Manpower, Inc. (Business Services)                                            350             $12,985
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,162,316)                                                 $1,351,388
-----------------------------------------------------------------------------------------------------
Preferred Stock - 1.8%
-----------------------------------------------------------------------------------------------------
Fresenius Medical Care AG (Medical & Health Technology &
Services)                                                                     310             $13,726
-----------------------------------------------------------------------------------------------------
Porsche AG (Automotive)                                                        41              17,266
-----------------------------------------------------------------------------------------------------
Total Preferred Stock (Identified Cost, $32,494)                                              $30,992
-----------------------------------------------------------------------------------------------------
Warrants
-----------------------------------------------------------------------------------------------------
Stada Arzneimittel AG (Biotechnology) 10/13/2003*
(Identified Cost, $395)                                                       200                $448
-----------------------------------------------------------------------------------------------------
Repurchase Agreement - 7.9%
-----------------------------------------------------------------------------------------------------
                                                               PRINCIPAL AMOUNT
ISSUER                                                          (000 Omitted)                 $ VALUE
-----------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreement, dated 09/30/03, due 10/ 01/03, total to be received $136,004 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost                     $136            $136,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,331,205)                                            $1,518,828
-----------------------------------------------------------------------------------------------------
Securities Sold Short - (16.6)%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                     SHARES             $ VALUE
-----------------------------------------------------------------------------------------------------
Foreign Stocks - (16.6)%
-----------------------------------------------------------------------------------------------------
Finland - (0.8)%
-----------------------------------------------------------------------------------------------------
Stora Enso Oyj (Forest & Paper Products)                                   (1,100)           $(13,558
-----------------------------------------------------------------------------------------------------

Germany - (3.2)%
-----------------------------------------------------------------------------------------------------
Bayerische Hypo-und Vereinsbank AG (Banks & Credit Companies)                (450)            $(7,745)
-----------------------------------------------------------------------------------------------------
DaimlerChrysler AG (Automotive)                                              (800)            (28,095)
-----------------------------------------------------------------------------------------------------
Fresenius AG (Medical & Health Technology & Services)                        (180)            (10,380)
-----------------------------------------------------------------------------------------------------
Siemens AG (Conglomerates)                                                   (160)             (9,534)
-----------------------------------------------------------------------------------------------------
                                                                                             $(55,754)
-----------------------------------------------------------------------------------------------------
Hong Kong - (0.7)%
-----------------------------------------------------------------------------------------------------
Henderson Land Development Co., Ltd. (Real Estate)                         (1,000)            $(4,171)
-----------------------------------------------------------------------------------------------------
Sun Hung Kai Properties, Ltd. (Real Estate)                                (1,000)             (8,102)
-----------------------------------------------------------------------------------------------------
                                                                                             $(12,273)
-----------------------------------------------------------------------------------------------------
Japan - (3.7)%
-----------------------------------------------------------------------------------------------------
UFJ Holdings, Inc. (Banks & Credit Companies)                                 (16)           $(63,043)
-----------------------------------------------------------------------------------------------------

Singapore - (2.2)%
-----------------------------------------------------------------------------------------------------
Creative Technology, Ltd. (PC & Peripheral)                                (3,600)           $(38,448)
-----------------------------------------------------------------------------------------------------

Switzerland - (0.9)%
-----------------------------------------------------------------------------------------------------
Ciba Specialty AG (Specialty Chemicals)                                      (230)           $(15,606)
-----------------------------------------------------------------------------------------------------

United Kingdom - (5.1)%
-----------------------------------------------------------------------------------------------------
Aggreko PLC (Machinery & Tools)                                            (5,800)           $(15,498)
-----------------------------------------------------------------------------------------------------
Carphone Warehouse PLC (Specialty Stores)                                  (8,200)            (16,084)
-----------------------------------------------------------------------------------------------------
Egg PLC (Banks & Credit Companies)                                        (18,000)            (38,598)
-----------------------------------------------------------------------------------------------------
Granada PLC (Broadcast & Cable TV)*                                        (5,300)             (8,237)
-----------------------------------------------------------------------------------------------------
HBOS PLC (Banks & Credit Companies)*                                         (800)             (9,149)
-----------------------------------------------------------------------------------------------------
                                                                                             $(87,566)
-----------------------------------------------------------------------------------------------------
Total Securities Sold Short (Proceeds Received, $(245,046))                                 $(286,248)
-----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 28.6%                                                        493,179
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                        $1,725,759
-----------------------------------------------------------------------------------------------------
* Non-income producing security.
# Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2003, the value of securities pledged for Vertex International Fund amounted to $395,565.

See notes to financial statements.

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 9/30/03

ASSETS

Investments, at value (identified cost, $1,331,205)                   $1,518,828
-------------------------------------------------------------------------------------------------------
Cash                                                                     250,875
-------------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $486)                           503
-------------------------------------------------------------------------------------------------------
Deposits with brokers for securities sold short                          245,046
-------------------------------------------------------------------------------------------------------
Receivable for investments sold                                           47,232
-------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                          4,631
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $2,067,115
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for dividends on securities sold short                            $9,105
-------------------------------------------------------------------------------------------------------
Securities sold short, at value (proceeds received, $245,046)            286,248
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                         45,933
-------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                        70
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $341,356
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $1,725,759
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                       $1,677,653
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets
and liabilities in foreign currencies                                    144,711
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                                    (96,566)
-------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                              (39)
-------------------------------------------------------------------------------------------------------
Total                                                                                    $  1,725,759
-------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding                                                     165,820
-------------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                                               $1,725,759
-------------------------------------------------------------------------------------------------------
  Shares outstanding                                                                          165,820
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $10.41
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.41)                                                  $11.05
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 9/30/03

NET INVESTMENT INCOME

Income
-------------------------------------------------------------------------------------------------------
  Dividends                                                                $31,464
-------------------------------------------------------------------------------------------------------
  Interest                                                                   2,515
-------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                    (3,376)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                       $30,603
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                           $1,631
-------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                     5,736
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                           159
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                             24,856
-------------------------------------------------------------------------------------------------------
  Printing                                                                  11,082
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                              7,362
-------------------------------------------------------------------------------------------------------
  Legal fees                                                                   748
-------------------------------------------------------------------------------------------------------
  Postage                                                                       35
-------------------------------------------------------------------------------------------------------
  Dividend expense on securities sold short                                  6,683
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                             11,313
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                $69,605
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                         (33)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor              (38,462)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                  $31,110
-------------------------------------------------------------------------------------------------------
Net investment loss                                                                             $(507)
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-------------------------------------------------------------------------------------------------------
  Investment transactions                                                 $(70,164)
-------------------------------------------------------------------------------------------------------
  Securities sold short                                                     61,174
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                               (160)
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                            $(9,150)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                             $326,383
-------------------------------------------------------------------------------------------------------
  Securities sold short                                                   (175,764)
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                9,347
-------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency translation                          $159,966
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                         $150,816
-------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                       $150,309
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 9/30                                                   2003                 2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income (loss)                                               $(507)              $3,265
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                              (9,150)             (77,902)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                              159,966             (100,229)
------------------------------------------------------------------  ------------       ----------------
Increase (decrease) in net assets from operations                       $150,309            $(174,866)
------------------------------------------------------------------  ------------       ----------------
Distributions declared to shareholders from net investment
income (Class A)                                                             $--             $(16,933)
------------------------------------------------------------------  ------------       ----------------
Net increase in net assets from fund share transactions                   $1,547              $67,647
------------------------------------------------------------------  ------------       ----------------
Total increase (decrease) in net assets                                 $151,856            $(124,152)
------------------------------------------------------------------  ------------       ----------------

NET ASSETS

At beginning of period                                                $1,573,903           $1,698,055
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss of
$39 and $0, respectively)                                             $1,725,759           $1,573,903
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the period of the fund's operation. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 9/30

                                                                                                    PERIOD ENDED
CLASS A                                                           2003               2002             9/30/2001*

Net asset value, beginning of period                             $9.50             $10.54                 $10.00
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                               $(0.00)+++          $0.02                  $0.08
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
and foreign currency                                              0.91              (0.97)                  0.46
----------------------------------------------------------------------        -----------       ----------------
Total from investment operations                                 $0.91             $(0.95)                 $0.54
----------------------------------------------------------------------        -----------       ----------------
Less distributions declared to shareholders from net
investment income                                                  $--             $(0.09)                   $--
----------------------------------------------------------------------        -----------       ----------------
Net asset value, end of period                                  $10.41              $9.50                 $10.54
----------------------------------------------------------------------        -----------       ----------------
Total return (%)(+)                                               9.58              (8.93)                  5.30++
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##(++)                                                    1.91               2.32                   2.48+
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                     (0.03)              0.17                   1.09+
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                  92                216                    229
----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $1,726             $1,574                 $1,698
----------------------------------------------------------------------------------------------------------------

(S)  Subject to reimbursement by the fund, the investment adviser agreed to maintain the expenses of the fund, exclusive of management and distribution and service fees at not more than 1.50% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss and ratios would have been:

Net investment loss                                             $(0.23)            $(0.40)                $(0.27)
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                        4.26               6.51                   7.18+
----------------------------------------------------------------------------------------------------------------
Net investment loss                                              (2.38)             (4.02)                 (3.61)+
----------------------------------------------------------------------------------------------------------------

   * For the period from the commencement of the fund's investment operations, December 29, 2000, through September
     30, 2001.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01. #Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Excluding dividend expense on securities sold short and interest expense, the ratio of expenses to average net assets was 1.50%, 1.51% and 1.54% for the years ended September 30, 2003 and September 30, 2002, and the period ended September 30, 2001, respectively.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

Vertex International Fund (the fund) is a non-diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund utilizes short sales as an investment technique and may suffer a loss if it sells a security short and the value of the security rises.

The fund can invest up to 35% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT SALES - The fund may enter into short sales. A short sale transaction involves selling a security which the fund does not own with the intent of purchasing it later at a lower price. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund must replace the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, or interest the fund may be required to pay in connection with a short sale. Whenever the fund engages in short sales, its custodian segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, wash sales and capital losses.

The tax character of distributions declared for the years ended September 30, 2003 and September 30, 2002 were as follows:

                                            9/30/03                    9/30/02
Distributions declared from
------------------------------------------------------------------------------
Ordinary income                                 $--                    $16,933
------------------------------------------------------------------------------
Long-term capital gain                           --                         --
------------------------------------------------------------------------------
Total distributions declared                    $--                    $16,933
------------------------------------------------------------------------------

During the year ended September 30, 2003, accumulated net investment loss decreased by $468, accumulated net realized loss on investments and foreign currency transactions decreased by $160, and paid-in capital decreased by $628 due to differences between book and tax accounting for net investment losses and foreign currency transactions. This change had no effect on the net assets or net asset value per share. At September 30, 2003, accumulated net investment loss and realized loss on investments and foreign currency transactions under book accounting were different from tax accounting due to temporary differences in accounting for currency, wash sales and capital losses.

As of September 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                Capital loss carryforward            $(76,206)
                ----------------------------------------------
                Post-October capital loss deferral    (12,077)
                ----------------------------------------------
                Unrealized appreciation               136,389
                ----------------------------------------------

Post-October capital and currency loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

                EXPIRATION DATE

                September 30, 2009                   $(10,445)
                ----------------------------------------------
                September 30, 2010                    (21,868)
                ----------------------------------------------
                September 30, 2011                    (43,893)
                ----------------------------------------------
                Total                                $(76,206)
                ----------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Vertex Investment Management, Inc. (Vertex), a wholly owned subsidiary of Massachusetts Financial Services Company (MFS), to provide overall investment advisory and administrative services, and general office facilities. The fund pays Vertex, at the end of each month, a base management fee of 2.00% per annum of the fund's average daily net assets (computed over the course of that month), adjusted upward or downward by 0.20% of such fund's average daily net assets (computed over the course of the Performance Period, defined below) for each full percentage point that the fund's performance during the prior 12 months (the "Performance Period") exceeds or lags the performance of the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia and Far East) Index for the Vertex International Fund. The maximum adjustment (up or down) for the fund's fiscal year shall not exceed 2.00%, so that the minimum and maximum management fee paid by the fund during any fiscal year will be 0.00% and 4.00%, respectively. The effective advisory fee for the year ended September 30, 2003 was 0%. The investment adviser has voluntarily agreed to waive its fee, which is shown as a reduction of total expenses in the Statement of Operations.

The fund has a temporary expense reimbursement agreement whereby Vertex has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution and service fees. The fund in turn will pay Vertex an expense reimbursement fee not greater than 1.50% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by Vertex in prior years. At September 30, 2003, aggregate unreimbursed expenses amounted to $71,954.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from Vertex. Certain officers and Trustees of the fund are officers or directors of Vertex, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

                First $2 billion                       0.0175%
                ----------------------------------------------
                Next $2.5 billion                      0.0130%
                ----------------------------------------------
                Next $2.5 billion                      0.0005%
                ----------------------------------------------
                In excess of $7 billion                0.0000%
                ----------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges for the year ended September 30, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                       CLASS A

                Distribution Fee                         0.10%
                ----------------------------------------------
                Service Fee                              0.25%
                ----------------------------------------------
                Total Distribution Plan                  0.35%
                ----------------------------------------------

The fund's payment of the 10% per annum Class A distribution fee and the 0.25% per annum Class A service fee is currently being waived by MFD.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. MFD receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed during the year ended September 30, 2003.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,167,585 and $1,281,379, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

                Aggregate cost                     $1,339,527
                ----------------------------------------------
                Gross unrealized appreciation        $208,138
                ----------------------------------------------
                Gross unrealized depreciation         (28,837)
                ----------------------------------------------
                Net unrealized appreciation          $179,301
                ----------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                     Year ended 9/30/03    Year ended 9/30/02
CLASS A SHARES                      SHARES      AMOUNT      SHARES    AMOUNT

Shares sold                           4,452      $42,901    45,775   $463,596
--------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            --           --     1,776     16,931
--------------------------------------------------------------------------------
Shares reacquired                    (4,287)     (41,354)  (43,011)  (412,880)
--------------------------------------------------------------------------------
Net increase                            165       $1,547     4,540    $67,647
--------------------------------------------------------------------------------

(6) LINE OF CREDIT

The Vertex International Fund participates in a $1 million committed secured line of credit provided by State Street Bank and Trust Company under a line of credit agreement. The fund may borrow up to 50% of its net assets to invest in portfolio securities or for liquidity or defensive purposes. The loan is secured by assets of the fund. Interest is charged to the fund based on its borrowings, at a rate equal to the Overnight Federal Funds Rate plus 0.60%. In addition, a commitment fee based on the daily unused portion of the committed line of credit is charged to the fund at a rate of 0.09% per annum. The fund had no borrowings during the period.

(7) SUBSEQUENT EVENT

The Board of Trustees which oversees the Vertex International Fund decided at its meeting on November 20, 2003 to terminate the fund effective December 5, 2003.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees of MFS Series Trust XI and Shareholders of Vertex International
Fund:

We have audited the accompanying statement of assets and liabilities of Vertex International Fund (the Fund) (one of the portfolios constituting MFS Series Trust XI), including the portfolio of investments, as of September 30, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Vertex International Fund at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.
                                ERNST & YOUNG LLP
Boston, Massachusetts
November 7, 2003

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (Unaudited)
-------------------------------------------------------------------------------

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.

-----------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust XI, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years'
duration, although the titles may not have been the same throughout.

Name, Age, Position with the Trust, Principal Occupation, and Other Directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55) Chairman                ABBY M. O'NEILL (born 04/27/28) Trustee
Massachusetts Financial Services Company, Chairman           Private investor; Rockefeller Financial Services, Inc.
                                                             (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59) Trustee and President      Executive Officer
Massachusetts Financial Services Company, Chief Executive
Officer and Director                                         LAWRENCE T. PERERA (born 06/23/35) Trustee
                                                             Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59) Trustee
Massachusetts Financial Services Company, President, Chief   WILLIAM J. POORVU (born 04/10/35) Trustee
Investment Officer and Director                              Private investor; Harvard University Graduate
                                                             School of Business Administration, Class of
                                                             1961 Adjunct Professor in Entrepreneurship
INDEPENDENT TRUSTEES                                         Emeritus; CBL & Associates Properties, Inc.
                                                             (real estate investment trust), Director
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee
Brigham and Women's Hospital, Chief of Cardiac Surgery;      J. DALE SHERRATT (born 09/23/38) Trustee
Harvard Medical School, Professor of Surgery                 Insight Resources, Inc. (acquisition planning
                                                             specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41) Trustee                     (investor in health care companies), Managing
Private investor and real estate consultant; Capitol         General Partner (since 1993); Cambridge
Entertainment Management Company (video franchise), Vice     Nutraceuticals (professional nutritional
Chairman                                                     products), Chief Executive Officer
                                                             (until May 2001)
J. ATWOOD IVES (born 05/01/36) Trustee
Private investor; KeySpan Corporation (energy related        ELAINE R. SMITH (born 04/25/46) Trustee
services), Director; Eastern Enterprises (diversified        Independent health care industry consultant
services company), Chairman, Trustee and Chief Executive
Officer (until November 2000)                                WARD SMITH (born 09/13/30) Trustee
                                                             Private investor

OFFICERS

JOHN W. BALLEN (born 09/12/59) Trustee and President         ROBERT R. FLAHERTY (born 09/18/63) Assistant Treasurer
Massachusetts Financial Services Company, Chief Executive    Massachusetts Financial Services Company, Vice President (since
Officer and Director                                         August 2000); UAM Fund Services, Senior Vice President (prior to
                                                             August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant
Secretary and Assistant Clerk                                RICHARD M. HISEY (born 08/29/58) Treasurer
Massachusetts Financial Services Company, Senior Vice        Massachusetts Financial Services Company,
President and Associate General Counsel                      Senior Vice President (since July 2002); The
                                                             Bank of New York, Senior Vice President
STEPHEN E. CAVAN (born 11/06/53) Secretary and Clerk         (September 2000 to July 2002); Lexington Global
Massachusetts Financial Services Company, Senior Vice        Asset Managers, Inc., Executive Vice President
President, General Counsel and Secretary                     and Chief Financial Officer (prior to September
                                                             2000); Lexington Funds, Treasurer (prior to
STEPHANIE A. DESISTO (born 10/01/53) Assistant Treasurer     September 2000)
Massachusetts Financial Services Company, Vice President
(since April 2003); Brown Brothers Harriman & Co., Senior    ELLEN MOYNIHAN (born 11/13/57) Assistant
Vice President (November 2002 to April 2003); ING Groep      Treasurer
N.V./Aeltus Investment Management, Senior Vice President     Massachusetts Financial Services Company, Vice
(prior to November 2002)                                     President

                                                             JAMES O. YOST (born 06/12/60) Assistant  Treasurer
                                                             Massachusetts Financial Services Company, Senior Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames and Gutow have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Cohn, Ives, Perera, Poorvu, Sherratt and Smith, and Mses. O'Neill and Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

INVESTMENT ADVISER
Vertex Investment Management, Inc.,
a wholly owned subsidiary of

Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

PORTFOLIO MANAGER
David R. Mannheim(1)

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

(1)  Vertex Investment Management

VERTEX(SM) INTERNATIONAL FUND


Vertex Investment Management, Inc.
500 Boylston Street
Boston, MA 02116-3741



(C)2003 Vertex Investment Management(R)
Vertex investment products are offered through MFS Fund Distributors Inc.,
500 Boylston Street, Boston, MA 02116.
                                                           VXI-ANN  11/03  260

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President

Date:  November 21, 2003
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ JOHN W. BALLEN
                          ------------------------------------------------------
                          John W. Ballen, President
                          (Principal Executive Officer)

Date:  November 21, 2003
       ------------------

By (Signature and Title)* /s/ RICHARD M. HISEY
                          ------------------------------------------------------
                          Richard M. Hisey, Treasurer
                          (Principal Financial Officer and Accounting Officer)

Date:  November 21, 2003
       ------------------

* Print name and title of each signing officer under his or her signature.